1933 Act Registration File No. 333-_______
1940 Act File No. 811-22871

U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[	X	]
Pre-Effective Amendment No.	[		]
Post-Effective Amendment No.	[		]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[	X	]
Amendment No.	[		]

(Check appropriate box or boxes.)

HCIM TRUST
(Exact Name of Registrant as Specified in Charter)

c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, Wisconsin 53201-0701
(Address of Principal Executive Offices)(Zip Code)

1-866-388-6292
(Registrant's Telephone Number, Including Area Code)

David B. Perkins
Hatteras Alternative Mutual Funds, LLC
8540 Colonnade Center Drive, Suite 401
Raleigh, North Carolina 27615
(Name and Address of Agent for Service)

WITH A COPY TO:
Joshua B. Deringer, Esq.
Drinker Biddle & Reath LLP
One Logan Square, Ste. 2000
Philadelphia, PA 19103-6996

Approximate Date of Proposed Public Offering:

As soon as practicable after this Registration Statement becomes effective.

Subject to Completion [                                                      ], 2013

The information in this Prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the U.S. Securities and Exchange Commission is effective. This Prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

Hatteras Alternative Mutual Funds

Prospectus

[                      ], 2013

HATTERAS PRIVATE EQUITY INTELLIGENCE FUND
INSTITUTIONAL CLASS:  HPEIX

HATTERAS DISCIPLINED OPPORTUNITY FUND
CLASS A:  HDOAX              INSTITUTIONAL CLASS:  HDOIX

Investment Advisor: Hatteras Capital Investment Management, LLC

The U.S. Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

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SUMMARY SECTION

HATTERAS PRIVATE EQUITY INTELLIGENCE FUND

Investment Objective
The Hatteras Private Equity Intelligence Fund (the “Fund”) seeks investment results, before fees and expenses, that correspond generally to the overall performance of the Nomura QES Modeled Private Equity Returns Index (Bloomberg: NMQPERI<INDEX>) (the “Reference Index”).

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Institutional Class
Management Fees	1.50%
Distribution and/or Service (12b-1) Fees
Other Expenses(1)	0.49%
Acquired Fund Fees and Expenses(2)	0.09%
Total Annual Fund Operating Expenses	2.08%
(1)	Other Expenses are estimated for the current fiscal year.
(2)	Acquired Fund Fees and Expenses are estimated for the current fiscal year.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	$211	3 Years	$652

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.

Principal Investment Strategies
The Fund seeks to track the Reference Index and therefore, to provide a return similar to that of a broad-based global investment in private equity buyout funds, calculated based on the amounts investors commit to private equity buyout funds, without directly or indirectly investing in private equity funds. The Reference Index is provided by Nomura International plc (the “Index Provider”). The Reference Index is based on a quantitative model (the “PERI Model”) developed by Quantitative Equity Strategies, LLC, using data provided by Preqin Ltd.

The Fund seeks to achieve its investment objective by investing primarily in a combination of equity securities, total return swaps, notional cash deposits in various currencies and derivatives that, as a whole, are expected to produce returns that track the price performance of the Reference Index. The Fund may invest in equity securities of companies of any capitalization. The Fund is classified as diversified.

The equity securities in which the Fund invests include common stocks and shares of non-affiliated investment companies (such as exchange-traded funds (“ETFs”)) that invest primarily in the constituent equity securities of broad-based U.S. equity indices that focus on specific market sectors (e.g., the S&P 500 Energy Total Return Index).

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The total return swaps in which the Fund participates will expose the Fund to the performance of the Reference Index or broad-based U.S. equity indices in exchange for the return on the relevant basket of equity securities, including shares of other investment companies or ETFs. The Fund may invest in total return swaps with respect to up to 100% of the Fund’s total assets. To the extent the Fund enters into swap agreements, the Fund will maintain collateral, consisting of cash, cash equivalents and liquid securities to comply with applicable legal requirements.

The Reference Index and PERI Model
The Reference Index tracks the performance of an innovative rules-based proprietary model (the “PERI Model”) that seeks to provide a return similar to that of a broad-based global investment in private equity buyout funds, calculated based on the amounts investors commit to private equity buyout funds (the “PERI Targeted Return”). The PERI Model seeks to provide the PERI Targeted Return by dynamically allocating, on a weekly basis, to U.S. equity indices that focus on specific market sectors and notional cash deposits in various currencies. The PERI Model (and therefore the Reference Index) does not invest directly or indirectly in private equity funds.

The PERI Model is owned and developed by Quantitative Equity Strategies LLC (the “Index Advisor”). The PERI Model uses private equity buyout fund information provided by Preqin Ltd., as well as systematic financial models developed by the Index Advisor.

The Fund will generally hold a portion of its assets in cash or invest them in liquid, short-term investments, including U.S. government obligations, certificates of deposit, commercial paper, other investment companies and money market instruments or other securities.

All information contained in this prospectus regarding the Reference Index including, without limitation, its makeup, performance, method of calculation and changes in its constituents, has been taken from publicly available sources and the index methodology (the “Index Methodology”), which is available at (https://www.nomura.com/peri) and is summarized in, but not incorporated by reference into, this prospectus.  The Index Methodology is a document that is proprietary to the Index Provider.  The Index Methodology reflects the policies of, and is subject to change by, the Index Provider. We have not independently verified the information taken from publicly available sources. We accept responsibility for the information contained in the Index Methodology, to the extent that such information is accurately reproduced in this prospectus.

Principal Risks of Investing in the Fund
Losing all or a portion of your investment is a risk of investing in the Fund. The following additional risks could affect the value of your investment:

•
Currency Risk: Foreign currencies will fluctuate in value relative to the U.S. dollar, adversely affecting the value of the Fund’s investments and its returns. Because the Fund’s net asset value (“NAV”) is determined on the basis of U.S. dollars, you may lose money if the local currency of a foreign market depreciates against the U.S. dollar, even if the market value of the Fund’s holdings appreciates. Currency exchange rates can be affected unpredictably by the intervention or the failure to intervene by U.S. or foreign governments or central banks, or by currency controls or political developments in the U.S. or abroad.

•
Derivative Instruments Risk: The Fund may invest in derivative instruments. These are financial instruments that derive their performance from the performance of an underlying asset, index, and interest rate or currency exchange rate. Derivatives can be volatile and involve various types and degrees of risks, depending upon the characteristics of a particular derivative. Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in a derivative could have a large potential impact on the performance of the Fund. The Fund could experience a loss if derivatives do not perform as anticipated, are not correlated with the performance of other investments that they are used to hedge or if the Fund is unable to liquidate a position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives.

•
ETF Risk: In addition to the risks of investing in an investment company, the price of an ETF can fluctuate within a wide range, and the Fund could lose money when investing in an ETF if the prices of the securities owned by the ETF go down. Additionally, the market price of the ETF’s shares may trade at a discount to their net asset value, an active trading market for an ETF’s shares may not develop or be maintained, and trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are de-listed from the exchange or the activation of market-wide “circuit breakers” (which are tied to large changes in stock prices) halts stock trading generally. Additionally, ETFs have management fees, which increase their cost.

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•
High Portfolio Turnover Rate Risk: The Fund’s investment strategy may result in high turnover rates. A high portfolio turnover rate may increase the Fund’s short-term capital appreciation and increase brokerage commission costs, which may negatively impact the Fund’s performance. Rapid portfolio turnover also exposes the Fund’s shareholders to a higher current realization of capital gains and this could cause you to pay higher taxes.

•
Market Risk: The value of equity securities and other investments owned by the Fund may decline, at times sharply and unpredictably, because of economic changes or other events in the U.S. or abroad that affect individual issuers, sectors or large portions of the market.

•
New Fund Risk: The Fund is a recently-formed entity with limited or no operating history upon which prospective investors may evaluate its future performance.  As such, there can be no assurances that the Fund will be able to implement its investment strategy or achieve its investment objective.

•
PERI Model Risk: Because the Fund seeks to track the Reference Index, which uses the PERI Model, the Fund is subject to the risks associated with the development and implementation of the PERI Model, including that:

o
there can be no assurance that the assumptions used by the PERI Model to determine the drivers of private equity buyout funds are correct or that the PERI Model will be able to capture any performance based on these drivers using public market equivalents alone;

o
the PERI Model is based on an analysis of the returns of private equity buyout funds based on the amount private equity investors commit to invest, rather than the amounts they actually invested, which may differ significantly; and

o	the returns from the PERI Model (and therefore the Reference Index) may differ significantly from the return of a direct investment in one or more private equity buyout funds.

•
Proprietary Strategy Risk: The Reference Index and the PERI Model may not be successful.  The Reference Index follows a proprietary strategy.  No assurance can be given that the Reference Index or the PERI Model will achieve its stated investment objective of providing a return similar to that which could be achieved through a broad-based global investment in private equity buyout funds.  The Reference Index and the PERI Model have each been constructed on the basis of certain historically observed trends, correlations or assumptions, none of which may be realized during the life of the PEI Fund.

•
Historical Performance of the Reference Index Risk: The historical performance of the Reference Index is not an indication of its future performance.  It is impossible to predict whether the level of the Reference Index will rise or fall.  The actual performance of the Reference Index over the life of the PEI Fund may bear little relation to the historical levels of the Reference Index. There is no assurance as to how the Reference Index will perform in either absolute terms or in relative terms.  Specifically, there can be no assurance as to how the Reference Index will perform in relation to the performance of equities (either to the equity indices referenced by the Reference Index, to an investment in private equity funds or to any other measure of private equity returns) or any other asset class.

•
Index Advisor Failure: The Reference Index provides the performance of the PERI Model using the weekly weightings provided by the Index Advisor to the Index Provider.  In the event that the Index Advisor is unable or fails to duly provide such weightings, the Reference Index may not be able to provide the performance of the PERI Model and this may lead to the Index Provider making adjustments to, or cancelling, the Reference Index.  The Index Advisor relies on, among other things, private equity buyout data provided by Preqin Ltd. and in the event that such information is no longer available or reliable, the PERI Model (and therefore the Reference Index) may not be able to continue.

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•
Lack of Information on PERI Model: The Reference Index is based on the PERI Model, which is a proprietary systematic algorithmic model owned and operated by the Index Advisor.  Further details of the PERI Model may not be disclosed to investors in the Fund and therefore, investors must have sufficient skill and expertise (or be able to obtain such advice or assistance from professional advisors) to make an assessment of the risks and merits of an investment in the Fund without additional information on the PERI Model.

•
Shares of Other Investment Companies Risk: The Fund may invest in shares of other investment companies, including ETFs, as a means to pursue its investment objective. As a result of this policy, your cost of investing in the Fund will generally be higher than the cost of investing directly in such investment companies. You will indirectly bear fees and expenses charged by such investment companies in addition to the Fund’s direct fees and expenses. Furthermore, the use of this strategy could affect the timing, amount and character of distributions to you and therefore may increase the amount of taxes payable by you.

•
Smaller Sized Companies Risk: The Fund may invest in other investment companies or participate in swap agreements that expose it to the risks of stocks issued by mid-sized companies. Stocks of mid-sized companies may be subject to more abrupt or erratic market movements than stocks of larger, more established companies. Mid-sized companies may have limited product lines or financial resources, and may be dependent upon a particular niche of the market.

•
Swap Agreement Risk: The Fund may enter into equity and index swap agreements. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than a year. In a standard swap transaction, two parties agree to exchange the returns earned on specific assets, such as the return on, or increase in value of, a particular dollar amount invested in a “basket” of securities representing a particular index. A swap contract may not be assigned without the consent of the counter-party, and may result in losses in the event of a default or bankruptcy of the counter-party.

•
Tracking Risk: The Fund’s performance may vary substantially from the performance of the Reference Index it tracks as a result of share purchases and redemptions, transaction costs, expenses and other factors.

Performance
When the Fund has been in operation for a full calendar year, performance information will be shown here. Updated performance information is available on the Fund’s website at www.hatterasmutualfunds.com or by calling the Fund toll-free at 1-877-569-2382.

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Management
Investment Advisor: Hatteras Capital Investment Management, LLC is the investment advisor of the Fund.

Portfolio Managers: The Fund is managed by of the following co-portfolio managers:

Portfolio Managers	Period of Service with the Fund	Primary Title
Frank A. Burke, CFA, CAIA	Since Inception (2013)	Vice President, Portfolio Management
Josh E. Parrott, CAIA	Since Inception (2013)	Director, Portfolio Management

Purchase and Sale of Fund Shares
You may purchase, exchange or redeem Fund shares on any business day by written request via mail (Hatteras Private Equity Intelligence Fund, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701), by telephone at 1-877-569-2382, or through a financial intermediary. You may also purchase and redeem Fund shares by wire transfer. Investors who wish to purchase, exchange or redeem Fund shares through a financial intermediary should contact the financial intermediary directly.

The minimum initial investment in the Fund’s Institutional Class shares is $1 million. For a description of the Fund’s Institutional Class shares, see “How to Purchase Shares.”

Tax Information
The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA. Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the Fund and/or the investment advisor to the Fund may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend Fund shares over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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HATTERAS DISCIPLINED OPPORTUNITY FUND

Investment Objective
The Hatteras Disciplined Opportunity Fund (the “Fund”) seeks to consistently outperform the broader equity market on a risk-adjusted basis in both rising and declining markets.

Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the Fund’s Class A shares.  More information about these and other discounts is available from your financial professional and in the “How to Purchase Shares” section on page [  ] and the “Purchase, Redemption and Pricing of Shares” section on page [  ] of the Statement of Additional Information (“SAI”).

Shareholder Fees (fees paid directly from your investment)
	Class A	Institutional Class
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.75%	None
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption price, whichever is less)	1.00%(1)	None
Redemption fee	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Institutional Class
Management Fees	1.25%	1.25%
Distribution and/or Service (12b-1) Fees	0.25%	None
Other Expenses(2)	0.49%	0.49%
Total Annual Fund Operating Expenses	1.99%	1.74%
(1)	Purchases of $1 million and more held less than 18 months may be subject to a contingent deferred sales charge of up to 1.00%.
(2)	Other Expenses are estimated for the current fiscal year.

Example
This Example is intended to help you compare the cost of investing in Fund shares with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Fund shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year	3 Years
Class A	$202	$624
Institutional Class	$177	$548

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.

Principal Investment Strategies
The Fund seeks to achieve its investment objective principally by:
•	Buying call options on the S&P 500® Composite Stock Price Index (the “S&P 500 Index”) or another broad market index, and/or buying a proxy for the index (such as an exchange-traded fund (“ETF”)), and

•	buying and selling call and put option spreads on the index.

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The Sub-Advisor, as defined below, employs a proprietary “Planned Return Strategy” (“PRS”) to select Fund investments.  PRS is a dual-purpose investment strategy designed to consistently outperform the S&P 500 on a risk-adjusted basis in both rising and declining markets. The strategy uses rolling laddered combinations of exchange traded options to create a desired risk-controlled, predetermined return pattern.  The Fund is classified as non-diversified.  A non-diversified investment company may invest in the securities of fewer issuers at any one time than diversified funds.

The Acertus Planned Return Strategy
The PRS philosophy is based on the Sub-Advisor’s work in Behavioral Finance.  PRS is built around two basic tenets:

1.	Investments are made in a systematic manner to take advantage of the changes in market volatility by diversifying entry and exit points; and

2.	Each individual investment combination within the strategy delivers predictable, mathematically formulaic returns.

A disciplined investment process lies at the core of the success of PRS. This disciplined process creates multiple entry and exit points throughout the year enabling the Sub-Advisor and thus the Fund to take advantage of—rather than be intimidated by—intra-year market volatility. The investment process attempts to provide the Fund with needed protection when complacency is high, and provides the potential for the Fund to enhance returns to above normal levels at the opposite point in the market cycle.

Option Strategy
The Fund’s strategy employs a systematic, rules-based program that seeks to mitigate market entry and exit timing risk by staggering purchase and expiration dates across the portfolio and by utilizing exchange-traded options guaranteed for settlement by the Options Clearing Corporation (“OCC”), a market clearinghouse. The Fund’s portfolio will generally consist of 12 rolling “tranches” of securities acquired on a periodic basis. The Fund may use options positions to gain market exposure, increase market exposure (i.e., to achieve the effect of leverage without actual borrowing) or to reduce market exposure or risk (i.e., for hedging purposes).

Net premiums paid or earned and the structure of the Fund’s options positions will be determined by market volatility levels and other options valuation factors reflected in the market pricing of the specific options at the time the positions are entered into. Returns realized from each tranche are generally expected to be determined by the performance of the broader equities market in relation to the call and put spread positions over such period.

The Fund generally intends to utilize FLexible EXchange® Options (“FLEX Options”), which are customized option contracts available through the Chicago Board Options Exchange that are guaranteed for settlement by the OCC. FLEX Options provide investors with the ability to customize exercise prices and expiration dates, while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of over-the-counter (“OTC”) options positions.

In addition to its options strategy, the Fund may invest long or short in individual equity securities or other investment companies (including ETFs) that are designed to track a broad-based securities index such as the S&P 500 Index®.

From time to time, the Fund may hold a portion of its assets in cash or invest them in liquid, short-term investments, including U.S. government obligations, certificates of deposit, commercial paper, other investment companies, money market instruments or other securities.

Principal Risks of Investing in the Fund
Losing all or a portion of your investment is a risk of investing in the Fund. The following additional risks could affect the value of your investment:

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•
Derivative Securities Risk: The Fund may invest in derivative securities. These are financial instruments that derive their performance from the performance of an underlying asset or index. Derivatives can be volatile and involve various types and degrees of risks, depending upon the characteristics of a particular derivative. Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in a derivative could have a large potential impact on the performance of the Fund. The Fund could experience a loss if derivatives do not perform as anticipated, or are not correlated with the performance of other investments which they are used to hedge or if the Fund is unable to liquidate a position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives.

•
ETF Risk: In addition to the risks of investing in an investment company, the price of an ETF can fluctuate within a wide range, and the Fund could lose money when investing in an ETF if the prices of the securities owned by the ETF go down. Additionally, the market price of the ETF’s shares may trade at a discount to their NAV, an active trading market for an ETF’s shares may not develop or be maintained, and trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are de-listed from the exchange or the activation of market-wide “circuit breakers” (which are tied to large changes in stock prices) halts stock trading generally. Additionally, ETFs have management fees, which increase their cost.

•	Management Risk: The Fund’s success will depend on the management of the Sub-Advisor (as defined below) and on the skill and acumen of the Sub-Advisor’s personnel.

•
Market Risk: The value of equity securities and other investments owned by the Fund may decline, at times sharply and unpredictably, because of economic changes or other events in the U.S. or abroad that affect individual issuers, sectors or large portions of the market.

•
New Fund Risk: The Fund is a recently-formed entity with limited or no operating history upon which prospective investors may evaluate its future performance.  As such, there can be no assurances that the Fund will be able to implement its investment strategy or achieve its investment objective.

•
Non-Diversification Risk. The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic, political or other occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.

•
Options Risk: The Fund may invest in options. Options transactions may be effected on securities exchanges or in the OTC market. When options are purchased over-the-counter, the Fund bears the risk that the counter-party that wrote the option will be unable or unwilling to perform its obligations under the option contract. Such options may also be illiquid, and in such cases, the Fund may have difficulty closing out its option positions.

•
Shares of Other Investment Companies Risk: The Fund may invest in shares of other investment companies, including ETFs, as a means to pursue its investment objective. As a result of this policy, your cost of investing in Fund shares will generally be higher than the cost of investing directly in such investment companies. You will indirectly bear fees and expenses charged by such investment companies in addition to the Fund’s direct fees and expenses. Furthermore, the use of this strategy could affect the timing, amount and character of distributions to you and therefore may increase the amount of taxes payable by you.

•
Short Sale/Put and Call Options Risk: The Fund may engage in various hedging practices, which entail substantial risks. Also, options transactions involve special risks that may make it difficult or impossible to unwind a position when the Fund desires. Short-sale strategies are riskier than long investment strategies. The Fund could incur potentially unlimited losses. If the value of a security sold short increases, the Fund will incur a loss because it will have to purchase the security at a higher price.

Performance
When the Fund has been in operation for a full calendar year, performance information will be shown here. Updated performance information is available on the Fund’s website at www.hatterasmutualfunds.com or by calling the Fund toll-free at 1-877-569-2382.

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Management
Investment Advisor: Hatteras Capital Investment Management, LLC is the investment advisor of the Fund.
Investment Sub-Advisor: Acertus Capital Management, LLC is the investment sub-advisor of the Fund.

Portfolio Managers: The Fund is managed by of the following co-portfolio managers:

Portfolio Managers	Period of Service with the Fund	Primary Title
Mitchell D. Eichen	Since Inception (2013)	Acertus, Chief Executive Officer
Glenn A. Myers	Since Inception (2013)	Acertus, President and Chief Operating Officer
John Longo, CFA	Since Inception (2013)	Acertus, Chief Investment Officer
Erman K. Civelek, CFA, CAIA, CFP	Since Inception (2013)	Acertus, Senior Vice President Investment Strategist

Purchase and Sale of Fund Shares
You may purchase, exchange or redeem Fund shares on any business day by written request via mail (Hatteras Disciplined Opportunity Fund, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701), by telephone at 1-877-569-2382, or through a financial intermediary. You may also purchase and redeem Fund shares by wire transfer. Investors who wish to purchase, exchange or redeem Fund shares through a financial intermediary should contact the financial intermediary directly.

The minimum initial and subsequent investment amounts are shown below. For a description of the Fund’s Class A and Institutional Class shares, see “How to Purchase Shares.”

Type of Account	To Open Your Account	To Add to Your Account
Class A
Regular	$1,000	$250
Retirement Accounts	$1,000	$250
Automatic Investment Plan	$1,000	$100
Institutional Class	$1 million	None

Tax Information
The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA. Distributions on investments made through tax-deferred arrangements may be taxed later upon withdrawal of assets from those accounts.

Payments to Broker-Dealers and Other Financial Intermediaries
If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank or financial advisor), the Fund and/or the investment advisor to the Fund pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend Fund shares over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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ADDITIONAL INFORMATION ABOUT THE FUNDS

This Prospectus has information you should know before investing. Please read it carefully and keep it with your investment records.

This Prospectus describes two funds, the Hatteras Private Equity Intelligence Fund (the “PEI Fund”) and the Hatteras Disciplined Opportunity Fund (the “Disciplined Fund”) (each a “Fund,” and collectively, the “Funds”), which are currently offered by HCIM Trust (the “Trust”).  Hatteras Capital Investment Management, LLC (the “Advisor”) serves as the investment advisor of each of the Funds.  Acertus Capital Management, LLC (the “Sub-Advisor”) serves as the sub-advisor of the Disciplined Fund.

Hatteras Private Equity Intelligence Fund

Investment Objective
The PEI Fund seeks investment results, before fees and expenses, that correspond generally to the overall performance of the Nomura QES Modelled Private Equity Returns Index (Bloomberg: NMQPERI<INDEX>) (the “Reference Index”) that is provided by Nomura International plc (the “Index Provider”). The Fund’s investment objective is not fundamental and therefore may be changed without shareholder approval. As with any mutual fund, there can be no guarantee that the investment objective of the Fund will be achieved.

Additional Information about the PEI Fund’s Principal Investment Strategy and Risks

The Reference Index
The Reference Index uses an innovative rules-based proprietary model (the “PERI Model”), discussed in greater detail below, that seeks to provide a return similar to that of a broad-based global investment in private equity buyout funds, calculated based on the amounts investors commit to private equity buyout funds (the “PERI Targeted Return”). The PERI Model seeks to provide the PERI Targeted Return by dynamically allocating, on a weekly basis, to U.S. equity indices that focus on specific market sectors and notional cash deposits in various currencies. The PERI Model (and therefore the Reference Index) does not invest directly or indirectly in private equity funds.

Investing in the Fund does not provide an interest in any private equity buyout fund.

The PERI Model – Private Equity Buyout Fund Drivers
The PERI Model is owned and developed by Quantitative Equity Strategies LLC (the “Index Advisor”) and uses private equity buyout fund information provided by Preqin Ltd., as well as systematic financial models developed by the Index Advisor.

The PERI Model assumes that the returns of private equity buyout funds are principally generated by the following four drivers:

Passive Returns	The returns attributable to being invested in overall equity markets (sometimes referred to as general “market beta”).
Industry-Specific Returns	The returns attributable to investing in a specific industry or market segment over certain time periods.
Leverage	The returns attributable to the historical use of leverage by private equity fund managers to boost returns.
Private Equity Manager “Alpha”	The residual returns of the private equity buyout funds not attributable to the factors above.

The Index Advisor has analyzed historical data on private equity buyout funds provided by Preqin Ltd. with the aim of isolating these drivers and determining how they may be captured with the PERI Model by using more liquid “public” rather than the traditional “private” equity allocations (i.e., “public market equivalents”).

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The PERI Model – Proprietary Modules

As stated above, the PERI Model relies on information provided by Preqin Ltd. relating to private equity buyout funds.  However, any information on private equity buyout funds should be viewed in the context of the general characteristics of such funds (which affects the availability, independence and reliability of such information):

(a)	investments are confined to a limited group of investors and are not usually available generally in the market;
(b)	the size and timing of distributions of a private equity buyout fund are usually determined exclusively by the relevant private equity manager;
(c)	requests for early withdrawals from investors are subject to the discretion of the private equity manager, and if permitted, are generally accompanied by significant penalties; and
(d)
the underlying investments of private equity buyout funds are usually opaque and illiquid in the short- to medium- term and are generally not independently assessed, leading to inherent “self reporting” valuation biases by the relevant private equity managers themselves.

In light of the above, the PERI Model additionally makes certain assumptions and incorporates proprietary systematic financial models (developed by the Index Advisor and based on publicly available financial information) to capture some or all of the four private equity buyout fund return drivers set out above with the aim of providing the PERI Targeted Return to the Reference Index.

Based on both (a) the actual private equity buyout fund information input provided by Preqin Ltd., and (b) the proprietary systematic financial modules information input, each week the PERI Model then determines a percentage allocation to U.S. equity sector indices and notional deposits of various currencies.  As the Index relies on the PERI Model to provide the PERI Targeted Return, it therefore references these constituents and incorporates these percentage allocations (subject to the guidelines set forth in the Index Methodology) into the Reference Index.

The Reference Index is intended to be investible, and, as a result, the level of the Reference Index will take into account fees and costs that would be payable in replicating the Reference Index, as well as reflecting any impediments to replicating the Index (e.g., as a result of disruptions occurring to the constituents of the Reference Index).

Determining the Index Level

The Index Level with respect to each Index Business Day (defined below) will be determined by the Index Provider as an amount in USD (published to two decimal places).  The Index Level was set to a level on the Index Base Date (defined below) such that the Index Level equals $1,000.00 on the Live Calculation Date (defined below).1  In determining the Index Level, the Index Provider will take into account, among other things, notional fees, the Equity Sector Performance and the Cash Performance as of the relevant Index Business Day.

The Equity Sector Performance in respect of an Index Business Day reflects the weighted performance of all Equity Sector Constituents from the Rebalancing Day immediately preceding such Index Business Day to such Index Business Day, taking into account, among other things, the Index Constituent Weight provided to the relevant Equity Sector Constituent and the Equity Sector Constituent Price for the relevant Equity Sector Constituent.

The Cash Performance in respect of an Index Business Day reflects the weighted performance in USD of all Cash Constituents from the Rebalancing Day immediately preceding such Index Business Day to such Index Business Day, taking into account, among other things, the Index Constituent Weight provided to such Cash Constituent, the Cash Constituent Price for the relevant Cash Constituent and relevant exchange rates.

____________________________
1 The Index Level in respect of the Index Base Date was determined to be U.S. $465.555678245525.

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The Equity Sector Constituents are each a total return sector index of the S&P 500® and the S&P 400®.  Each Equity Sector Constituent measures the total gross (i.e. not taking into account any withholding tax that may be applicable to an investment in the relevant constituents) performance of a Global Industry Classification Standard (GICS®) sector contained in the S&P 500® or S&P 400®. A decrease in the return of Equity Sector Constituents will (as far as there is an allocation in the Reference Index) have an adverse impact on the level of the Reference Index and, in turn, the Fund.

The universe of Reference Index constituents may change from time to time, and the specific allocation to one or more constituents is expected to vary weekly.  As of the date of this Prospectus, the Equity Sector Constituents are:

Large Cap U.S. Equity Sector Indices	Mid-Cap U.S. Equity Sector Indices

S&P 500® Consumer Discretionary Total Return Index
S&P 500® Consumer Staples Total Return Index
S&P 500® Energy Total Return Index
S&P 500® Financials Total Return Index
S&P 500® Health Care Total Return
S&P 500® Industrials Total Return Index
S&P 500® Information Technology Total Return Index
S&P 500® Materials Total Return Index
S&P 500® Telecommunication Services Total Return Index
S&P 500® Utilities Total Return Index

S&P 400® Consumer Discretionary Total Return Index
S&P 400® Consumer Staples Total Return Index
S&P 400® Energy Total Return Index Index
S&P 400® Financials Total Return Index
S&P 400® Health Care Total Return Index
S&P 400® Industrials Total Return Index
S&P 400® Information Technology Total Return Index
S&P 400® Materials Total Return Index
S&P 400® Telecommunication Services Total Return Index
S&P 400® Utilities Total Return Index

The S&P 500® is a well-known stock market index that includes common stocks of 500 companies from a number of sectors representing a significant portion of the market value of all common stocks publicly traded in the United States, most of which are listed on the New York Stock Exchange, Inc. (the “NYSE”). Stocks in the S&P 500® are weighted according to their float adjusted market capitalizations (i.e., the number of shares outstanding multiplied by the stock’s current price). The companies selected for inclusion in the S&P 500® are those of large publicly held companies which generally have the largest market values within their respective industries. The companies chosen for the S&P 500® have market values in excess of $4 billion; such minimum is reviewed from time to time to ensure consistency with market conditions. The composition of the S&P 500® is determined by Standard & Poor’s and is based on such factors as the market capitalization and trading activity of each stock and its adequacy as a representation of stocks in a particular industry group, and may be changed from time to time.

The S&P 400® is a well-known stock market index that includes common stocks of 400 companies from a number of sectors representing a significant portion of the market value of all common stocks publicly traded in the United States, most of which are listed on the NYSE. Unlike the S&P 500®, which is designed to represent the performance of the large-cap sector of the U.S. securities market, the S&P 400® is designed to represent the performance of the mid-cap sector of the U.S. securities market. Stocks in the S&P 400® are weighted according to their float adjusted market capitalizations. The companies chosen for the S&P 400® generally have market values between $1 billion and $4.4 billion; such range is reviewed from time to time to ensure consistency with market conditions. (Stocks in the S&P 400® will not simultaneously be listed in the S&P 500®.) The composition of the S&P 400® is determined by Standard & Poor’s® and is based on such factors as the market capitalization and trading activity of each stock and its adequacy as a representation of stocks in a particular industry group, and may be changed from time to time.

“Standard & Poor’s®,” “S&P®,” “S&P 500®” and “S&P Mid Cap 400 Index®” are trademarks of Standard & Poor’s Financial Services LLC, an affiliate of The McGraw-Hill Companies, Inc. (“S&P”). The Fund is not sponsored, endorsed, sold or promoted by S&P, and S&P makes no representation regarding the advisability of investing in the Fund.

The Equity Sector Constituent Price means, in respect of an Equity Sector Constituent and an Index Business Day, the official closing level for such Equity Sector Constituent as published by the Equity Sector Constituent Sponsor on its website (or any alternative source determined by the Index Provider) for such Index Business Day, rounded to two decimal places.  The Equity Sector Constituent Sponsor is Standard & Poor’s.

The Index Constituent Weights means, with respect to a Rebalancing Day and an Index Constituent, the weight provided by the Index Advisor for such Index Constituent and Rebalancing Day in accordance with the guidelines set out in the Index Methodology.  The Index Constituent Weights are rebalanced on a weekly basis.

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Other than ensuring compliance with the guidelines set out in the Index Methodology, the Index Provider will not review or make any assessment in respect of the Index Constituent Weights provided by the Index Advisor.

Cash Constituents means a notional cash deposit in any of the following currencies (each such notional deposit, a “Cash Constituent”):  U.S. Dollars, British Pound Sterling, Euro, Canadian Dollar, Australian Dollar, Swiss Franc and Japanese Yen.

As of the Index Base Date, the Cash Constituent Price for each Cash Constituent will be equal to 100.00, denominated in each respective currency, and will be adjusted on each Index Business Day thereafter, giving effect to, among other things, the Cash Constituent Price, applicable day count convention and currency rate for that Cash Constituent.

Index Constituents means each Equity Sector Constituent and Cash Constituent.

An Index Business Day is a day that is a Scheduled Trading Day.  A Scheduled Trading Day is any day on which the Exchange and each Related Exchange are scheduled to be open for their regular trading sessions.

The Exchange means NYSE or NASDAQ, or such alternative or additional stock exchanges on which the components of the Equity Sector Constituents are principally traded (as determined by the Index Provider).

A Related Exchange means CBOE and CME, or such alternative or additional stock exchanges on which futures or options relating to the Equity Sector Constituents are principally traded (as determined by the Index Provider).

A Rebalancing Day is the Index Base Date and each Wednesday thereafter, subject to adjustment by the Index Provider in the event that such day is not a Scheduled Trading Day or a disruption occurs or is occurring.

Discontinuation of the Index; Index Provider’s Discretion

While the Index Provider currently employs the methodology described in this Supplement to calculate the Reference Index, without limitation to the remaining provisions of the Reference Index, if market, regulatory, juridical, fiscal or, without limitation, any other circumstances arise that would, in the determination of the Index Provider, necessitate a modification or change to such methodology, such as, but not limited to, it becoming illegal for the Index Provider to hold, acquire, deal or dispose of Index components, the Index Provider may make such modifications or changes as it considers appropriate to deal with such circumstances.

The Index Provider may in its absolute discretion choose to suspend the Reference Index and to discontinue its calculation and/or publication at any time, and shall not be liable for any direct or indirect consequence thereof.

The Index Provider may in its absolute discretion (without regard to any other person, transaction, product or security) update, amend and/or change any term of the Reference Index, and any such changes shall take effect at such time as it considers appropriate.  Furthermore, the Index Provider shall be free to modify the methodology of the Reference Index as it deems appropriate.

The Index Provider will make all calculations and determinations required to be made under the Index in good faith and in a commercially reasonable manner.  The Index Provider has certain discretion under the Reference Index (i) to determine whether certain events have occurred, (ii) to determine any resulting adjustments and calculations, and (iii) to make such other determinations or calculations necessary to calculate the Index level.

Determinations made by the Index Provider may therefore have an impact on the level and/or composition of the Reference Index.  Any discretion exercised by, or any calculations made by, the Index Provider shall be binding.

The Index Provider shall (unless specified otherwise) make all calculations relating to the Reference Index without reference to any rounding, and shall publish the level of the Index to two decimal places.

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Live Calculation Date and Base Date

The Index Provider began calculating the Reference Index on October 26, 2012 (the “Live Calculation Date”) with an Index Level of $1,000.00.   The Index Base Date is December 31, 1999.

Publication

The Index Level will be published on Bloomberg page NMQPERI (or any successor thereto) and https://www.nomura.com/peri.

Additional Risks Pertaining to the Reference Index
The following additional risks could affect the value of your investment:

•
Index License Risk: The Advisor has the right to use and reference the Reference Index in connection with the PEI Fund in accordance with the terms of the Index License Agreement with the Index Provider. In the event that the license is terminated, the PEI Fund will no longer be permitted to utilize the Reference Index, and the Fund’s Board of Trustees will determine whether to change the PEI Fund’s investment objective, close the PEI Fund or make other changes to the PEI Fund’s investment strategies or policies.

•
Investment Suitability: The Reference Index is intended to provide returns similar to those that may be achieved through a broad-based global investment in private equity buyout funds.  This may not be a suitable investment for many investors.  In addition, the Reference Index is designed to achieve these targeted returns through the use of undisclosed proprietary systematic algorithmic strategies or products that incorporate exposure to such strategies. Unsophisticated investors should not invest in this product without seeking professional advice from their Financial Advisor.

•
No Direct Investment in Underlying Equity Sector Constituents or Private Equity Funds: Investing in the PEI Fund will not make you a holder of an interest in any private equity buyout fund.  The Reference Index will reference certain Equity Sector Constituents and Cash Constituents; however, as a shareholder of the PEI Fund, you will not have any interest in or direct or indirect investment in these constituents.

•	Embedded Fees: The fees embedded in the Reference Index will reduce the level of the Reference Index.

•
Performance and/or Correlation of Reference Index:  There is no assurance as to how the Reference Index will perform in either absolute terms or in relative terms.  Specifically, there can be no assurance as to how the Reference Index will perform in relation to the performance of equities (either to the Equity Sector Constituents, to an investment in private equity funds or to any other measure of private equity returns) or any other asset class.

•
Reference Index, Limited History Risk: The Reference Index has limited historical information and may perform in unanticipated ways.  The Reference Index (and the PERI Model) has only recently been established as a tradable strategy and therefore has no data on which to evaluate its long-term historical performance.  Any back-testing or similar analysis on the Reference Index is illustrative only and may be based on estimates or assumptions not used in determining actual levels of the Reference Index.  The historical performance of the Reference Index available on Bloomberg or any other information vendors may show hypothetical performance based on backtesting and/or scenario analysis.  This does not represent actual investment and is derived by applying the methodology (using certain assumptions) on a retroactive basis.  Hypothetical performance results have many inherent limitations and there may frequently be significant differences between hypothetical performance results and the actual results subsequently achieved.  Because the Reference Index is of recent origin and limited historical performance data exists with respect to it, your investment in the PEI Fund may involve greater risk than investing in securities linked to one or more indices with an established record of performance.

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•
Underlying Equity Sector Constituents and Equity Performance: The Reference Index provides dynamic exposure to the total return sector indices of the S&P500® and the S&P400® (the “Equity Sector Constituents”).  Each Equity Sector Constituent measures the total performance of a Global Industry Classification Standard (GICS®) sector contained in the S&P500® or S&P400®.  The S&P500® and S&P400® each measure the performance of a diversified portfolio of equity securities listed in the United States of America.  Further information on the S&P500® and the S&P400® can be obtained at www.standardandpoors.com.  A decrease in the return of Equity Sector Constituents will (as far as there is an allocation in the Reference Index) have an adverse impact on the level of the Reference Index and, in turn, the Fund.

•
Underlying Cash Constituents and Interest Rates: The Reference Index also provides dynamic exposure to notional deposits in cash in each of the Cash Constituents.  Each of the Cash Constituents accrues a rate of return based on a relevant interest rate applicable to the Cash Constituent as set out in the Index Methodology.  A decrease in the relevant rate of return on a Cash Constituent will reduce the performance of the Reference Index (to the extent that it is allocated to the Cash Constituent) and the Fund.

•
Foreign Currency Exposure: The Reference Index is denominated in United States Dollars.  Any allocation to Cash Constituents that are not denominated in United States Dollar will expose the Reference Index to the movements in the rate of exchange between such currency(ies) and the United States Dollar.  These movements could have a large impact on the performance of the Reference Index and the Fund.

•
Reference Index, Dynamic Allocation Risk: There is a dynamic allocation mechanism in the Reference Index that can limit the exposure to the performance of the Equity Sector Constituents.  Accordingly, the performance of the Reference Index may be lower from what would be achieved if there was a full allocation or investment in the Equity Sector Constituents.  The performance of the Reference Index also may be lower than what would be achieved if there was a full allocation or investment in the Cash Constituents.  In addition, the allocation mechanism is proprietary and may not behave in a manner similar to other mechanisms offered by other index sponsors and may result in a Reference Index performance that is lower than would have been achieved using a different allocation mechanism.

•
Rules for Determining Equity Sector Constituents may change: The Reference Index provides exposure to Equity Sector Constituents.  The rules for determining the level of the Equity Sector Constituents may be changed by the sponsor of the Equity Sector Constituent in its sole discretion without reference to the Reference Index, the Fund or any third party.  Any such changes may have a detrimental effect on the level of the Reference Index and the Fund.

•
Potential Conflicts of Interest: The Index Provider and/or its affiliates may have banking or other commercial relationships with third parties in relation to the Reference Index, and may engage in proprietary trading in the Reference Index or options, futures, derivatives or other instruments relating to the Reference Index (including such trading as the Index Provider and/or its affiliates deem appropriate in their sole and absolute discretion to hedge their market risk on any such other transactions that may relate to the Reference Index), and such trading may adversely affect the level of the Reference Index, which could in turn affect the return on, and value of, the Fund.  The role played by the Index Provider whereby it can exercise the kinds of discretion described above and its proprietary trading or other relationships could present it with a potential conflict of interest and such conflict may have an impact, positive or negative, on the value of the Fund.

•
Hedging Activities: The hedging (and proprietary investment) activities of the Index Provider connected with the Reference Index and with the underlying components of the Reference Index may involve trading the underlying components which comprise the Reference Index (physically or synthetically) and depending on the size of such investments, it is possible that such hedging (and proprietary investment) activities could lead to movements in the relevant markets which could adversely affect the performance of the Reference Index.

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•
Disruptions: Upon the occurrence of certain disruption events to the underlying components of the Reference Index, the Index Provider may make adjustments to the Reference Index to cater for such events.  In such circumstances, the level of the Reference Index may not be published when expected to be so and/or the Index Provider may estimate the value of such disrupted components to determine a level for the Reference Index and/or make such further adjustments to the Reference Index to cater for the disruption.  Such events, along with any corresponding adjustments made by the Index Provider, could have an adverse effect on the value of the Fund.

•
Cancellation of Reference Index: The Index Provider may decide to permanently cancel and discontinue calculating and publishing the Reference Index at any time.  When deciding whether or not to cancel the Reference Index, the Index Provider has no obligation to take into consideration the interests of the Fund or its investors.

•
Modification of Reference Index: The Index Provider may in its absolute discretion (without regard to any other person, transaction, product or security) update, amend and/or change any term of the Reference Index, and any such changes shall take effect at such time it considers appropriate. Furthermore, the Index Provider shall be free to modify the methodology of the Reference Index as it deems appropriate. Such changes may have an effect on the return on, and value of, the Fund and be binding on Fund shareholders even if these changes have a negative impact on their interests. Such changes may or may not lead to an early termination of the Fund.

•
Determinations made by Index Provider: The Index Provider has certain discretion: (i) to determine whether certain events have occurred; (ii) to determine any resulting adjustments and calculations; and (iii) to make such other determinations or calculations necessary to calculate the level of the Reference Index. Consequently, the exercise by the Index Provider of the kinds of discretions described above will have a direct impact on the value of the Fund. However, the Index Provider has no obligation to take the interests of the Fund or its investors into consideration for any reason where exercising or refraining from exercising any discretion.

•
Investible: As the Reference Index is intended to be investible, any event that has a material impact on the ability to replicate the Reference Index by investing in the underlying components of the Reference Index are expected to be reflected in the Reference Index which may have an adverse impact on the performance of the Reference Index and therefore the value of the Fund.

•
The private equity buyout data used in PERI Model may be unreliable or incorrect:  The Index Advisor relies on private equity buyout data supplied by Preqin Ltd.  There can be no assurance that this data is reliable and accurate.  The Index Provider has not verified the reliability or accuracy of such data.

•
Role of the Index Provider: The Index Provider is responsible for the composition, calculation and maintenance of the Reference Index and will have no involvement in the offer and sale of the Fund in its capacity as sponsor of the Reference Index and will have no obligation to any investor in the Fund.  The Index Provider may take any actions in respect of the Reference Index without regard to the interests of the purchasers or holders of the Fund. The Index Provider  may license the Reference Index, any of its sub-indices or strategies similar to the Reference Index for use by other market participants, for publication in newspapers and periodicals, for distribution by information and data dissemination services and for various other purposes, any of which may contribute to an increased level of investment in the Reference Index (or its underlying components) or similar strategies and which may therefore affect the level of the Reference Index and the market value of the Fund.

Risks Pertaining to the Use of Commodity Interests
As a result of regulations recently adopted by the U.S. Commodity Futures Trading Commission (“CFTC”), the Advisor has registered as a commodity pool operator with respect to the Fund. Until the CFTC’s proposed harmonization rules with respect to registered investment companies are finalized and take effect, the Advisor is not subject to the CFTC’s recordkeeping, reporting and disclosure requirements with respect to the Fund. It is unclear in what form the final harmonization rules will be adopted and the impact they will have on the Fund. While compliance with such rules may increase the Fund’s expenses, the Advisor does not expect that such compliance will materially adversely affect the ability of the Fund to achieve its objective.

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Hatteras Disciplined Opportunity Fund

Investment Objective
The Disciplined Fund seeks to consistently outperform the broader equity market on a risk-adjusted basis in both rising and declining markets. The Fund’s investment objective is not fundamental and therefore may be changed without shareholder approval. As with any mutual fund, there can be no guarantee that the investment objective of the Fund will be achieved.

Additional Information about the Disciplined Fund’s Principal Investment Strategy and Risks
The Fund may engage in transactions in exchange-traded and OTC options linked to broad-based securities indices (such as the S&P 500®) or proxies for such indices (such as ETFs that track the S&P 500®) (an “Index Proxy”). The value of an Index Proxy is subject to change as the values of the component securities of the reference index fluctuate. An Index Proxy for a broad-based securities index may not exactly match the performance of the reference index due to cash drag, differences between the portfolio of the Index Proxy and the components of the reference index, expenses and other factors. Certain options on an Index Proxy may not qualify as “section 1256 contracts” and disposition of such options will likely result in short-term or long-term capital gains or losses depending on the holding period.

An index call option is a contract that entitles the purchaser to receive from the seller a cash payment equal to the amount of any appreciation in the value of the reference index over a fixed price (the strike price of the call option) as of the valuation date of the option. Upon entering into the position, a premium is paid by the purchaser to the seller. When an index call option is exercised, the seller is required to deliver an amount of cash determined by the excess, if any, of the value of the index at contract termination over the strike price of the option. A call option on an individual security, such as an ETF, is a contract that entitles the purchaser to buy the security at a fixed price (the strike price of the call option) on or before the valuation date of the option in exchange for the payment of an up-front premium by the purchaser to the seller. When an individual call option is exercised, the seller is required to deliver the underlying security. If the option seller does not own the underlying security it may be required to purchase the security to meet the delivery requirements of the contract.

An index put option is a contract that entitles the purchaser to receive from the seller a cash payment equal to the amount of any decline in the value of the reference index below a fixed price (the strike price of the call option) as of the valuation date of the option. Upon entering into the position, a premium is paid by the purchaser to the seller. When an index put option is exercised, the seller is required to deliver an amount of cash determined by the shortfall, if any, of the value of the index at contract termination below the strike price of the option. A put option on an individual security, such as an ETF, is a contract that entitles the purchaser to sell the security at a fixed price (the strike price of the put option) on or before the valuation date of the option in exchange for the payment of an up-front premium by the purchaser to the seller. When an individual put option is exercised, the seller is required to purchase the underlying security.

Amounts payable at settlement by a seller of index call and put spreads will equal the total payments made with respect to written calls and puts less the total payments received with respect to purchased calls and puts. If written calls and puts expire worthless, the Fund will neither pay nor receive settlement proceeds. If written calls or puts expire in-the-money, the Fund will be required to pay net proceeds at settlement equal to the difference between the amounts payable on written calls and amounts receivable, if any, on the associated purchased calls and puts.

The Fund may sell “covered” or “naked” call and put options. A written call option is considered covered if the Fund maintains with its custodian liquid assets in an amount at least equal to the exercise price of the option (or, in the case of options on an individual security, owns an equivalent number of shares of the security as those subject to the call). A written call option is also considered covered if the Fund holds a call on the associated index or instrument where the exercise price of the call held is (i) equal to or less than the exercise price of the call written, or (ii) greater than the exercise price of the call written, provided the difference is maintained by the Fund in segregated liquid assets (or, in the case of options on an individual security, the Fund owns a number of shares of the security equivalent to the difference). A written call option is considered naked if the above criteria are not satisfied.

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Uncovered call options have speculative characteristics and are riskier than covered call options because there is no underlying instrument held by the Fund that can act as a partial hedge. As the writer of a covered call option or an index call option, the Fund forgoes, during the option’s life, the opportunity to profit from increases in the market value of the security or the index covering the call option above the sum of the option premium received and the exercise price of the call, but has retained the risk of loss, minus the option premium received, should the price of the underlying security or index decline.

A written put option similarly is considered covered if the Fund maintains with its custodian liquid assets in an amount at least equal to the exercise price of the option. A written put option is also considered covered if the Fund holds a put on the associated index or instrument where the exercise price of the put held is (i) equal to or greater than the exercise price of the put written, or (ii) less than the exercise price of the put written, provided the difference is maintained by the Fund in segregated liquid assets. A written put option is considered naked if the above criteria are not satisfied. The Fund’s ability to write naked call or put options may be limited by margin requirements and other federal securities rules or regulations.

OTC options involve risk that the issuer or counterparty will fail to perform its contractual obligations. Participants in these markets are typically not subject to the same credit evaluation and regulatory oversight as are members of “exchange-based” markets. By engaging in option transactions in these markets, the Fund may take a credit risk with regard to parties with which it trades and also may bear the risk of settlement default.

Options positions are marked to market daily. The value of an option is affected by changes in the value and dividend rates of the securities represented in the index or the individual security linked to the option, changes in interest rates, changes in the actual or perceived volatility of the index or individual security linked to the option and the remaining time to the option’s expiration, as well as trading conditions in the options market.

Prior Performance of the Sub-Advisor’s Comparable Accounts

The table below sets forth data relating to the historical performance of the Sub-Advisor’s Planned Return Strategy® Composite (the “Composite”), a composite of separate investment advisory accounts managed by the Sub-Advisor since August 31, 2009 that have substantially similar investment objectives, policies and strategies as the Disciplined Fund. The table below compares the historical performance of the Composite to that of the Fund’s benchmark index, the S&P 500® Total Return Index, and the composite performance of U.S. open-end funds in Morningstar’s Long/Short Equity category.  The Composite contains all of the Sub-Advisor’s separate investment advisory accounts that are managed in a manner substantially similar to the Disciplined Fund, none of which are registered investment companies.

THE PERFORMANCE OF THE COMPOSITE DOES NOT REPRESENT THE HISTORICAL PERFORMANCE OF THE DISCIPLINED FUND and should not be considered indicative of the future performance of the Fund. The total return figures below represent past performance and do not indicate future results, which will vary, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Results may differ because of, among other factors, differences in brokerage commissions, account expenses including the management fees, the size of positions taken in relation to account size, diversification of the portfolio, timing of purchases and sales, and availability of cash for new investment.

The Composite returns shown include realized and unrealized gains plus income, including accrued income.  These returns have been adjusted to reflect the estimated expenses of the shares of the Fund, including 12b-1 fees in place of the fees charged for the Composite accounts.  The performance is shown net of estimated operating expenses of each shares class for the first year of operations of the Fund.  Results include the reinvestment of dividends and capital gains.  Returns from cash and cash equivalents in the Composite accounts are included in the performance calculations, and the cash and cash equivalents are included in the total assets on which the performance is calculated.  The Composite accounts were valued on a monthly basis, which differs from the SEC return calculation method that employs daily valuation.

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The accounts in the Composite are not mutual funds and, thus, were not subject to the requirements of the Investment Company Act of 1940, as amended, or Subchapter M of the Internal Revenue Code, which, if imposed, could have affected their performance.

ADJUSTED PERFORMANCE OF THE PLANNED RETURN STRATEGY® COMPOSITE
as of June 30, 2013

	1-Year	3-Years	Since Inception on September 1, 2009
Planned Return Strategy® Composite (assuming Class A expenses and sales charges)	0.93%	6.37%	3.78%
Planned Return Strategy® Composite (assuming Class A expenses without sales charges)	5.91%	8.04%	5.10%
Planned Return Strategy® Composite (assuming Institutional Class expenses)	6.18%	8.31%	5.36%
S&P 500® Total Return Index	20.60%	18.45%	14.96%
Morningstar U.S. Long/Short Equity Composite	7.92%	4.74%	3.52%

The performance of the S&P 500® Total Return Index assumes the reinvestment of all distributions but does not assume any transaction costs, taxes, management fees or other expenses.  It is not possible to invest directly in an index.

SHARE CLASSES

The PEI Fund issues its shares in one class, Institutional Class.  The Disciplined Fund issues its shares in multiple classes: Class A and Institutional Class.  Institutional Class shares are offered at net asset value (“NAV”) per share without a front-end sales charge, shareholder servicing fee, Rule 12b-1 fee or contingent deferred sales charge.  Class A shares are offered at NAV per share with a front-end sales charge of up to 4.75% and a contingent deferred sales charge of up to 1.00%. The Class A shares are also issued with an annual Rule 12b-1 fee of 0.25%. The Class A shares do not charge a shareholder servicing fee.

PORTFOLIO HOLDINGS INFORMATION

A description of each Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Funds’ Statement of Additional Information (“SAI”). Currently, disclosure of each Fund’s holdings is required to be made quarterly within 60 days of the end of each fiscal quarter in the Annual Report and Semi-Annual Report to the Fund’s shareholders and in the quarterly holdings report on Form N-Q. A list of each Fund’s underlying portfolio holdings as of each calendar quarter-end will be available on the Funds’ website at hatterasfunds.com/literature within 60 days after the calendar quarter-end. The calendar quarter-end portfolio holdings for each Fund will remain posted on the Fund’s website until updated with required regulatory filings with the U.S. Securities and Exchange Commission (“SEC”). The Annual and Semi-Annual Reports will be available when published by contacting HCIM Trust c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53202-0701, or calling 1-877-569-2382.

INVESTMENT ADVISOR

Hatteras Capital Investment Management, LLC, 8540 Colonnade Center Drive, Suite 401, Raleigh, NC 27615, is registered as an investment adviser with the SEC under the Investment Advisers Act of 1940, as amended (the “Advisers Act”).

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Subject to the authority of the Trust’s Board of Trustees, the Advisor is responsible for the overall management of the Funds’ business affairs. The Advisor invests the assets of each Fund according to its investment objective, policies and restrictions. The Advisor furnishes at its own expense all of the necessary office facilities, equipment and personnel required for managing the assets of the Funds.

Pursuant to the investment advisory agreement by and between the Trust, on behalf of each Fund, and the Advisor (the “Advisory Agreement”), the Advisor is entitled to receive a monthly management fee based upon the average daily net assets of the respective Fund at an annual rate of 1.50% with respect to the PEI Fund and 1.25% with respect to the Disciplined Fund. A discussion of the factors that the Board of Trustees considered in approving the Advisory Agreement will be available in the Funds’ first Annual or Semi-Annual Report.

The Advisor and/or its affiliates may make payments to selected affiliated or unaffiliated broker-dealers and other financial institutions (“Financial Institutions”) from time to time in connection with the sale, distribution, retention and/or servicing of shares of the Funds and other funds managed by the Advisor or its affiliates. These payments are made out of the Advisor’s, and/or its affiliates’, own assets and are not an additional charge to the Funds.  The amount of such payments may be significant in amount and the prospect of receiving any such payments may provide Financial Institutions or their employees with an incentive to favor sales of shares of the Funds over other investment options. You should contact your Financial Institution for more information about the payments it may receive and potential conflicts of interest.

INVESTMENT SUB-ADVISOR

Acertus Capital Management, LLC, 465 South Street, Suite 304, Morristown, NJ 07960, has been selected as the Disciplined Fund’s sub-adviser.  The Sub-Advisor is registered as an investment adviser with the SEC under the Advisers Act and will manage the investments of the Disciplined Fund in accordance with the Fund’s investment objective, policies and limitations and any investment guidelines established by the Advisor and the Trust’s Board of Trustees.  The Sub-Advisor will be responsible, subject to the supervision and control of the Advisor and the Board of Trustees, for the purchase, retention and sale of securities in the Disciplined Fund’s investment portfolio.  A discussion regarding the basis for the Trust’s Board of Trustees’ approval of the Sub-Advisor’s investment advisory agreement will be available in the Disciplined Fund’s first Annual or Semi-Annual Report.

The Advisor will pay the Sub-Advisor a monthly fee based upon the average daily net assets of the Disciplined Fund at an annual rate, out of the 1.25% management fee paid to the Advisor by the Disciplined Fund pursuant to the Advisory Agreement. The Disciplined Fund is not responsible for the payment of this Sub-Advisory fee.

PORTFOLIO MANAGERS

The SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Funds.

Hatteras Private Equity Intelligence Fund
Frank A. Burke, CFA, CAIA
Mr. Burke's primary responsibilities include assisting in the portfolio management of the Fund and other clients of the Advisor, hedge fund due diligence, and working closely with investment advisory relationships. Prior to joining the Advisor and its affiliates (“Hatteras Funds”) in 2011, Mr. Burke was an independent financial planner and portfolio consultant from 2008 to 2011 and employed at GenSpring Family Offices from 2007 to 2008. Prior to 2007, he was employed at Wells Fargo Family Wealth (formerly Calibre Investment Consulting), where he managed portfolios and conducted traditional and alternative manager due diligence. Mr. Burke has also served as a financial planner for high net worth individuals at Asset Management Group and he was employed at Fidelity Investments in Boston, where his responsibilities were competitive analysis and research on the mutual fund industry. Mr. Burke received his Bachelor of Science degree from Villanova University and his MBA from the Fuqua School at Duke University. Mr. Burke has also earned the Chartered Financial Analyst (CFA) and Chartered Alternative Investment Analyst (CAIA) designations.

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Josh E. Parrott, CAIA
Mr. Parrott's responsibilities include portfolio management, strategic oversight and client communication. He has been with Hatteras Funds since 2004 in various portfolio management roles including his most recent positions as Director, Public Investments and Vice President, Hedge Funds. Prior to joining Hatteras Funds, Mr. Parrott was employed at Dialectic Capital in New York, where he assisted in portfolio analysis and the launch of a long/short equity hedge fund. Prior to Dialectic, Mr. Parrott was employed by Morgan Stanley and Bear Stearns as a Financial Advisor for high net worth individuals. Mr. Parrott received his Bachelor of Science degree from the University of Vermont and attended international schools in Zimbabwe and Kenya. Mr. Parrott has also earned his designation as a Chartered Alternative Investment Analyst (CAIA).

Hatteras Disciplined Opportunity Fund
Mitchell D. Eichen, J.D., LL.M. - Chief Executive Officer
Mr. Eichen is the founder and CEO of Acertus Capital Management, LLC and its sister firm, The MDE Group, a wealth management firm, for which he has served as CEO since 1987. Mr. Eichen has an LL.M. in taxation from the New York University School of Law Graduate Division and a J.D. from Georgetown University Law Center. Prior to 1987, Mr. Eichen was an officer and Senior Financial Counselor for The Bank of New York’s Personal Financial Counseling Department. Previously, Mr. Eichen practiced tax, trust, and estate law for Shanley & Fisher, P.C. (now Drinker, Biddle & Reath LLP), in Morristown, New Jersey.

Glenn A. Myers, J.D. - President and Chief Operating Officer
Mr. Myers is President and Chief Operating Office of the Sub-Advisor and is responsible for the firm’s management. He joined the Sub-Advisor when it was formed in 2011.  Prior to joining the Sub-Advisor, Mr. Myers was employed with The MDE Group, a wealth management firm, since 1991. Mr. Myers received his J.D. from Rutgers School of Law and is a member of the New Jersey Bar.  He graduated cum laude with a B.S. in finance and a minor in computer science from Rutgers University and Rutgers School of Business.

John Longo, PhD, CFA – Chief Investment Officer
Mr. Longo joined the Sub-Advisor when it was formed in 2011 and chairs the Sub-Advisor’s Investment Committee.  He plays a key role in contributing toward the firm’s macroeconomic view.  Mr. Longo is also a Clinical Professor of Finance at Rutgers Business School and has taught in the school’s undergraduate, MBA, Executive MBA, and International Executive MBA programs for more than a decade.  He is a member of the Editorial Boards of The Investment Professional and The Journal of Performance Measurement.  He is author/editor of Hedge Fund Alpha: A Framework for Generating and Understanding Investment Performance. Mr. Longo also writes a personal finance column entitled "Intelligent Investing" for Forvm, a publication of Mensa, The International High IQ Society. Prior to joining the Sub-Advisor, Mr. Longo was employed with The MDE Group since 2002. In early 2000, Mr. Longo formed Cyborg Capital Management (“Cyborg”), a hedge fund management and investment consulting firm.  Prior to forming Cyborg, Mr. Longo spent three years at Merrill Lynch & Co. (“Merrill”) where he was a Vice President in their Management Science Group.  At Merrill, Mr. Longo played an instrumental role in creating and managing investment strategies for the Strategy Power product. Mr. Longo holds Ph.D. and M.B.A. degrees in finance and a B.A. degree with a double major in computer science and economics, from Rutgers University and Rutgers School of Business and is a Chartered Financial Analyst (CFA).

Erman K Civelek, CFA, CAIA, CFP – Senior Vice President, Investment Strategist
Mr. Civelek oversees the systematic implementation of all Acertus Investment Solutions.  He also contributes to the evaluation and design of the strategies relative to maximizing the structure of formulaic return enhancement and risk control. Mr. Civelek has been with the Sub-Advisor since it was formed in 2011. Prior to joining the Sub-Advisor, Mr. Civelek was employed with The MDE Group since 1997. Mr. Civelek graduated summa cum laude with a B.A. in economics from Rutgers University is a Chartered Financial Analyst (CFA) charter holder. He also holds the Chartered Alternative Investment Analyst (CAIA) degree and is a CFP® professional.

THE INDEX PROVIDER, MODEL PROVIDER,
INDEX CALCULATION AGENT AND DATA PROVIDER

The following disclaimers apply to the PEI Fund:

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The Index Provider – Nomura International plc
Nomura International plc (“Nomura”) does not in any way sponsor or endorse any products or transactions which are linked to or deriving a value from the Reference Index—Nomura QES Modelled Private Equity Returns Index—, including the PEI Fund shares and Nomura makes no representation whatsoever, whether expressed or implied, either as to the results to be obtained from the use of the Reference Index and/or the levels at which the Reference Index stands at any particular time on any particular date or otherwise. Neither the Reference Index nor Nomura shall be liable (whether in negligence or otherwise) to any person for any error in the Reference Index and Nomura is under no obligation to advise any person of any error therein. Nomura makes no representation whatsoever, whether express or implied, as to the advisability of purchasing or assuming any risk in connection with entering into any transactions or products which are linked to or deriving a value from the Reference Index, including the PEI Fund shares.

Neither Nomura nor its affiliates shall have any liability for any act or failure to act by Nomura in connection with the calculation, adjustment or maintenance of the Reference Index. Although Nomura will obtain information concerning the Reference Index from publicly available sources it believes reliable, it will not independently verify this information. Accordingly, no representation, warranty or undertaking (express or implied) is made and no responsibility is accepted by Nomura or its affiliates as to the accuracy, completeness and timeliness of information concerning the Reference Index, or as to the continuance of calculation or publication of the Reference Index.

Index Calculation Agent – S&P Opco, LLC (a subsidiary of S&P Dow Jones Indices LLC)
The Reference Index is the exclusive property of Nomura, which has contracted with S&P Opco, LLC (a subsidiary of S&P Dow Jones Indices LLC) (“S&P Dow Jones Indices”) to calculate and maintain the Reference Index. S&P® and S&P Custom Indices® are registered trademarks of Standard & Poor’s Financial Services LLC (“SPFS”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed to S&P Dow Jones Indices. “Calculated by S&P Custom Indices” and its related stylized mark(s) are service marks of SPFS and have been licensed for use by S&P Dow Jones Indices and sublicensed for certain purposes by Nomura. None of S&P Dow Jones Indices, SPFS, Dow Jones nor any of their affiliates shall be liable for any errors or omissions in calculating the Reference Index.

The PEI Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's Financial Services LLC (“S&P”), its affiliates or its third party licensors.  S&P, its affiliates and their third party licensors make no representation or warranty, express or implied, to the owners of the PEI Fund or any member of the public regarding the advisability of investing in securities generally or in the PEI Fund particularly or the ability of the Reference Index to track general stock market performance, or provide positive returns. S&P’s and its third party licensor’s only relationship to Nomura is the licensing of certain trademarks, service marks and trade names of S&P and/or its third party licensors and for the providing of calculation and maintenance services related to the Reference Index. None of S&P, its affiliates nor their third party licensors is responsible for or has not participated in the determination of the prices and amounts of shares of the PEI Fund or the timing of the issuance or sale of shares of the PEI Fund or in the determination or calculation of the equation by which the PEI Fund is to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of shares of the PEI Fund.

NEITHER S&P, ITS AFFILIATES NOR THEIR THIRD PARTY LICENSORS GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS OR COMPLETENESS OF THE REFERENCE INDEX OR ANY DATA INCLUDED THEREIN OR ANY COMMUNICATIONS, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATIONS (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO.  S&P, ITS AFFILIATES AND THEIR THIRD PARTY LICENSORS SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS OR DELAYS THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO ITS TRADEMARKS, THE REFRENCE INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P, ITS AFFILIATES OR THEIR THIRD PARTY LICENSORS BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE OR CONSEQUENTIAL DAMAGES, INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY OR OTHERWISE.

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Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC. “Calculated by S&P Custom Indices” and its related stylized mark are service marks of Standard & Poor’s Financial Services LLC and have been licensed for use by Nomura.

DETERMINATION OF NET ASSET VALUE

The NAV per share of each Fund will be determined at the close (generally 4:00 p.m., Eastern time) of the NYSE on each day it is open for business and will be computed by determining the aggregate market value of all assets of the Fund less its liabilities divided by the total number of shares outstanding. The NYSE is closed on weekends and on New Year’s Day, Martin Luther King, Jr. Day, Washington’s Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The determination of NAV per share for a particular day is applicable to all account applications for the purchase of shares, as well as all requests for the redemption of shares, received before the close of trading on the NYSE on that day. If events occur during the course of a day on which a Fund determines its NAV per share which, in the opinion of the Advisor or Sub-Advisor, as applicable, materially affect the value of one or more portfolio securities, these securities will be valued at their fair value as determined in good faith by the policies and procedures adopted by the Board of Trustees. Examples of such events include, but are not limited to, securities which are not traded on a national stock exchange, and therefore closing prices are not available; securities not quoted by an independent pricing service; or securities for which current quotations are not available from other independent sources. Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations. There can be no assurance that each Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its NAV per share.

Securities that are traded on more than one exchange are valued on the exchange determined by the Advisor or Sub-Advisor, as applicable, to be the primary market. Securities primarily traded in the National Association of Securities Dealers Automated Quotation (“Nasdaq”) Global Market System for which market quotations are readily available shall be valued using the Nasdaq Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. OTC securities which are not traded in the Nasdaq Global Market System shall be valued at the most recent trade price.

Options contracts listed for trading on a securities exchange or board of trade shall be valued: (a) at the last quoted price, or (b) at the mean of the last bid and asked prices. In the absence of a sale, options not listed for trading on a securities exchange or board of trade for which OTC market quotations are readily available shall be valued at the mean of the current bid and asked prices. Total return index swaps shall be valued based on the relevant index value as of the close of regular trading on the NYSE.

Fair value determinations may be required for the following securities: (1) securities for which market quotations are insufficient or not readily available at the valuation time on a particular business day; (2) securities for which, in the judgment of the Advisor or Sub-Advisor as applicable, the prices or values available do not represent the fair value of the instrument. Factors which may cause the Advisor or Sub-Advisor as applicable, to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; and (3) securities determined to be illiquid in accordance with each Fund’s liquidity procedures.

Trading in Foreign Securities

Trading in foreign securities may be completed at times that vary from the closing of the NYSE. In computing the NAV per share, each Fund values foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Some foreign currency exchange rates may also be determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar, as provided by an approved pricing service. Occasionally, events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If these events materially affect the value of portfolio securities, these securities will be valued at their fair value as determined in good faith by the Board of Trustees.

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HOW TO PURCHASE SHARES

Certain individuals may purchase Fund shares at NAV per share by sending a completed account application to one of the following addresses:

Regular Mail	Express/Overnight Mail
Hatteras Funds c/o U.S. Bancorp Fund Services, LLC P.O. Box 701 Milwaukee, Wisconsin 53201-0701	Hatteras Funds c/o U.S. Bancorp Fund Services, LLC 615 East Michigan Street Milwaukee, Wisconsin 53202

Note:
The Funds do not consider the United States Postal Service or any other independent delivery service to be their agent. Therefore, deposit in the mail or with such services, or receipt at U.S. Bancorp Fund Services, LLC’s post office box, of purchase orders or redemption requests does not constitute receipt by the Fund’s Transfer Agent (as defined herein).

Institutional Class Shares
Institutional Class shares of the Funds may be purchased through a financial intermediary and are primarily intended for qualified registered investment advisers who buy through a broker-dealer or service agent who has entered into an agreement with the Funds’ distributor (the “Distributor”) or for investment plans such as “wrap accounts” which have entered into an agreement with the Funds’ Distributor.  For example, Institutional Class shares may be purchased by financial intermediaries who (i) charge their clients an ongoing fee for advisory, investment, consulting or similar services, or (ii) have entered into an agreement with a Fund’s principal underwriter to offer Institutional Class shares through their no-load network or platform. Clients of these financial intermediaries may include, but are not limited to, individuals, corporations, endowments, foundations and qualified plans (including tax-deferred retirement plans and profit sharing plans). Institutional Class shares may also be purchased by other institutional investors subject to a $1 million investment minimum for all accounts.

Class A Shares (Disciplined Fund Only)
Class A shares of the Disciplined Fund are retail shares that require you to pay a sales charge when you invest in the Fund unless you qualify for a reduction or waiver of the sales charge.  In addition, Class A share purchases of $1 million and more may be subject to a contingent deferred sales charge. Class A shares are also subject to a Rule 12b-1 fee of 0.25% of average daily net assets.

If you purchase Class A shares of the Fund you will pay the public offering price (“POP”), which is the NAV next determined after your order is received, plus a sales charge (shown in percentages below) depending on the amount of your investment.  Since sales charges are reduced for Class A share purchases above certain dollar amounts, known as “breakpoint thresholds,” the POP is lower for these purchases.  The dollar amount of the sales charge is the difference between the POP of the shares purchased (based on the applicable sales charge in the table below) and the NAV of those shares.  Because of rounding in the calculation of the POP, the actual sales charge you pay may be more or less than that calculated using the percentages shown below.  The sales charge is determined as follows:

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Investment Amount	Sales Charge as a % of Offering Price	Sales Charge as % of Net Amount Invested	Dealer Reallowance
Less than $100,000	4.75%	4.99%	4.25%
$100,000 but less than $250,000	3.75%	3.90%	3.50%
$250,000 but less than $500,000	2.75%	2.83%	2.50%
$500,000 but less than $1,000,000	1.75%	1.78%	1.50%
$1,000,000 and above	0.00%	0.00%	See Below

The Distributor will receive all initial sales charges for the purchase of Class A shares of the Disciplined Fund without a dealer of record.

A selling broker may receive commissions on purchases of Class A shares of the Disciplined Fund over $1 million calculated as follows: 1.00% on purchases between $1 million and $3 million, 0.50% on amounts over $3 million but less than $5 million, and 0.25% on amounts over $5 million. The commission rate is determined based on the purchase amount combined with the current market value of existing investments in Class A shares of the Disciplined Fund. As shown, investors that purchase $1,000,000 or more of the Disciplined Fund's Class A shares will not pay any initial sales charge on the purchase. However, purchases of $1,000,000 or more of Class A shares may be subject to a contingent deferred sales charge (“CDSC”) on shares redeemed during the first 18 months after their purchase in the amount of the commissions paid on the shares redeemed, as described above.  Any applicable CDSC on Class A shares of the Disciplined Fund will be based on the lower of cost or current market value.

Class A Sales Charge Reductions and Waivers
You may be able to reduce the sales charge on Class A shares of the Disciplined Fund based on the type of transaction, the combined market value of your accounts or intended investment, and for certain groups or classes of shareholders.  If you believe you are eligible for any of the following reductions or waivers, it is up to you to ask the selling agent or shareholder servicing agent for the reduction and to provide appropriate proof of eligibility.  The programs described below and others are explained in greater detail in the SAI.

Reinvested Distributions:  You pay no sales charges on Class A shares you buy with reinvested distributions from Class A distributions.

Account Reinstatement:  You pay no sales charges on Class A shares of the Disciplined Fund you purchase with the proceeds of a redemption of Class A shares within 120 days of the date of the redemption.  To reinvest in Class A shares of the Disciplined Fund at NAV (without paying a sales charge), you must notify the Disciplined Fund in writing or notify your financial intermediary at the time of the transaction.

Letter of Intent (“LOI”):  By signing an LOI prior to purchase, you pay a lower sales charge now in exchange for promising to invest an amount within the next 13 months sufficient to meet one of the above breakpoint thresholds.  The investment must satisfy the initial purchase agreement.  Reinvested distributions do not count as purchases made during this period.  The Disciplined Fund will hold in escrow shares equal to approximately 4.75% of the amount of shares you indicate in the LOI.  If you do not invest the amount specified in the LOI before the expiration date, the Transfer Agent will redeem a sufficient amount of escrowed shares to pay the difference between the reduced sales load you paid and the sales load you would have paid based on the total amount actually invested in Class A shares as of the expiration date.  Otherwise, the Transfer Agent will release the escrowed shares when you have invested the agreed amount.  Any Class A shares purchased within 90 days of the date you sign the LOI may be used as credit toward completion, but the reduced sales charge will only apply to new purchases made on or after that date.

Rights of Accumulation (“ROA”):  You may combine the value at the current public offering price of Class A shares of the Disciplined Fund with a new purchase of Class A shares to reduce the sales charge on the new purchase.  The sales charge for the new Class A shares will be figured at the rate in the table above that applies to the combined value of your currently owned Class A shares and the amount of the new investment.  ROA allows you to combine the value of your account with the value of other eligible accounts for purposes of meeting the breakpoint thresholds above.

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You may aggregate your eligible accounts with the eligible accounts of members of your immediate family to obtain a breakpoint discount.  The types of eligible accounts that may be aggregated to obtain the breakpoint discounts described above include individual accounts, joint accounts and certain IRAs.

For the purpose of obtaining a breakpoint discount, members of your “immediate family” include your spouse, child, stepchild, parent, sibling, grandchild and grandparent, in each case including in-law and adoptive relationships.  In addition, a fiduciary can count all shares purchased for a trust, estate or other fiduciary account (including one or more employee benefit plans of the same employer) that has multiple accounts.  Eligible accounts include those registered in the name of your financial intermediary through which you own shares in the Fund.

Certain groups or classes of shareholders: If you fall into any of the following categories, you can buy Class A shares of the Disciplined Fund at NAV without a sales charge:

•	Current and retired employees, directors/trustees and officers of:
o	The Trust;
o	The Advisor, Sub-Advisor and their affiliates; and
o	Family members (spouse, domestic partner, parents, grandparents, children, grandchildren and siblings (including step and in-law)) of any of the above.

•	Any trust, pension, profit sharing or other benefit plan for current employees, directors/trustees and officers of the Advisor, Sub-Advisor and their affiliates.

•	Current employees of:
o	The Transfer Agent;
o	Broker-dealers, (including their affiliates) who act as selling agents for the Disciplined Fund/Trust; and
o	Family members (spouse, domestic partner, parents, grandparents, children, grandchildren and siblings (including step and in-law)) of any of the above.

More information regarding the Disciplined Fund’s sales charges, breakpoint thresholds and waivers is available in the SAI and free of charge on the Funds’ website: hatterasfunds.com.  Click on “Breakpoints and Sales Loads.”

Distribution and Service (Rule 12b-1) Plan
The Disciplined Fund has adopted a Distribution and Service Plan or “Rule 12b-1 Plan”. Under the Rule 12b-1 Plan, Class A shares pay a distribution fee of 0.25% of the average daily net assets of the class to the Disciplined Fund’s Distributor or certain other third parties to finance any activity that is principally intended to result in the sale of Class A shares.

Since the Disciplined Fund’s assets are used to pay Rule 12b-1 fees on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges. Consequently, long-term shareholders eventually may pay more than the economic equivalent of the maximum initial charges permitted by the Financial Industry Regulatory Authority, Inc. (“FINRA”).

Minimum and Additional Investment Amounts
The minimum initial and subsequent investment amounts are shown below. Class A shares are only offered for the Disciplined Fund.

Type of Account	To Open Your Account	To Add to Your Account
Class A
Regular	$1,000	$250
Retirement Accounts	$1,000	$250
Automatic Investment Plan	$1,000	$100
Institutional Class	$1 million	None

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Shares of the Funds are offered on a continuous basis. Each Fund, however, reserves the right, in its sole discretion, to reject any account application to purchase shares. After you open an account, you may purchase additional shares by sending a check together with the remittance stub from your most recent confirmation statement or a note stating the name(s) on the account and the account number, to the above address.

Waiving Your Initial Minimum Investment
The Advisor may waive the initial minimum in certain circumstances, including but not limited to the following:

•	Transfers of shares from existing accounts if the registration or beneficial owner remains the same.
•	Employees of the Advisor and its affiliates and their families.
•	Employees benefit plans sponsored by the Advisor.
•	Certain wrap programs offered by financial intermediaries.
•	Trustees of the Fund and their families.
•	Institutional clients of the Advisor.

The initial minimum investment for Institutional Class shares may also be waived for individual accounts of a financial intermediary, provided the aggregate value of such accounts invested in Fund shares is at least $1 million or is anticipated by the Advisor to reach $1 million.

Make all checks payable to the name of the Fund. All purchases by check must be in U.S. dollars drawn on a U.S. financial institution. The Funds will not accept payment in cash or money orders. The Funds also do not accept cashier’s checks in amounts of less than $10,000. Also, to prevent check fraud, the Funds do not accept third-party checks, U.S. Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares. If your payment is not received, your check does not clear or your electronic funds transfer via Automated Clearing House (“ACH”) is rejected, your purchase will be canceled. The Funds are unable to accept post-dated checks, post-dated on-line bill pay checks, or any conditional order or payment. In addition to any loss sustained by a Fund, a $25.00 charge may be imposed if your check does not clear. Fund shares have not been registered for sale outside of the United States. The Funds generally do not sell shares to investors residing outside the United States, even if they are United States citizens or lawful permanent residents, except to investors with United States military APO or FPO addresses. Shares are held in street name for the owners. Each Fund reserves the right to reject any purchase in whole or in part.

The USA PATRIOT Act requires financial institutions, including the Funds, to adopt certain policies and programs to prevent money-laundering activities, including procedures to verify the identity of customers opening new accounts. When completing a new account application, you will be required to supply the Funds your full name, date of birth, social security number and permanent street address to assist the Funds in verifying your identity. Mailing addresses containing only a P.O. Box will not be accepted. Until such verification is made, the Funds may limit additional share purchases or close an account if they are unable to verify a shareholder’s identity. As required by law, the Funds may employ various procedures, such as comparing the information to fraud databases or requesting additional information or documentation from you, to ensure that the information supplied by you is correct.

If a Fund does not have a reasonable belief of the identity of a shareholder, the account application will be rejected or the shareholder will not be allowed to perform a transaction on the account until such information is received. The Funds also reserve the right to close the account within five business days if clarifying information/documentation is not received.

Please consult your financial advisor to determine if you are eligible to purchase Fund shares through a qualified financial intermediary account.

When Order is Processed
All shares will be purchased at the NAV per share next determined after the Fund receives your account application or request in good order. All requests received in good order by the Funds before 4:00 p.m. (Eastern time) will be executed on that same day. Requests received after 4:00 p.m. will be processed on the next business day.

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Good Order: When making a purchase request, make sure your request is in good order. “Good order” means your purchase request includes:

•  the name of the Fund;
•  the dollar amount of shares to be purchased;
•  a completed account application or investment stub; and
•	check payable to the name of the Fund.

Purchase through Brokers
You may invest in the Funds through brokers or agents who have entered into selling agreements with the Distributor. The brokers or agents may set their own initial and subsequent investment minimums. Investors may be charged a fee if they effect transactions through a broker or agent. The Funds have authorized one or more brokers to receive on their behalf purchase and redemption orders. Such brokers are authorized to designate other intermediaries to receive purchase and redemption orders on the Funds’ behalf. The Funds will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker’s authorized designee, receives the order. Customer orders will be priced at the relevant Fund’s NAV per share next computed after they are received by an authorized broker or the broker’s authorized designee. You may be charged a fee if you use a broker or agent to buy or redeem shares of a Fund. Brokers are responsible for placing orders promptly with the Funds and for forwarding payment promptly, as well as ensuring that you receive copies of this Prospectus. Finally, various servicing agents use procedures and impose restrictions that may be in addition to, or different from those applicable to investors purchasing shares directly from the Funds. You should carefully read the program materials provided to you by your servicing agent.

Telephone Purchase
Investors may purchase additional Fund shares by calling 1-877-569-2382. If you accepted this option on your account application, and your account has been open for at least 15 days, telephone orders will be accepted via electronic funds transfer from your bank account through the ACH network. You must have submitted a voided check to establish banking information on your account prior to making a purchase. Your shares will be purchased at the NAV per share calculated on the day your order is placed, provided that your order is received prior to 4:00 p.m., Eastern time.

Purchase by Wire
To open an account or to make additional investments by wire, first call 1-877-569-2382 to notify the Funds of the incoming wire using the wiring instructions below:

U.S. Bank N.A.
777 E. Wisconsin Avenue
Milwaukee, WI 53202
ABA No. 075000022
Credit:                       U.S. Bancorp Fund Services, LLC
Account No. 112-952-137
Further Credit:        (fund name)
(your name or the title on the account)
(your account #)

Initial Investment – By wire
If you are making an initial investment in the Funds, before you wire funds, the  Transfer Agent must have a completed account application. Please contact the Funds’ Transfer Agent by phone to make arrangements with a telephone service representative to submit your completed account application via mail, overnight delivery, or facsimile. Upon receipt of your completed account application, the Transfer Agent will establish an account for you and a service representative will contact you within 24 hours to provide an account number and wiring instructions. You may then contact your bank to initiate the wire using the instructions you were given. Wired funds must be received prior to 4:00 p.m., Eastern time to be eligible for same day pricing. The Funds and U.S. Bank N.A. are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system, or from incomplete wire instructions.

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For Subsequent Investments – By wire
If you are making a subsequent purchase, your bank should wire funds as indicated above. Before each wire purchase, you should be sure to notify the Transfer Agent at 1-877-569-2382. It is essential that your bank include complete information about your account in all wire instructions. If you have questions about how to invest by wire, you may call the Funds’ Transfer Agent. Your bank may charge you a fee for sending a wire payment to the Funds. Wired funds must be received prior to 4:00 p.m., Eastern time to be eligible for same day pricing. The Funds and U.S. Bank N.A. are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system, or from incomplete wire instructions.

Automatic Investment Plan
You may participate in the Funds’ Automatic Investment Plan, an investment plan that automatically debits money from your bank account and invests it in the Funds through the use of electronic funds transfers. After making the required initial investment, you may elect to make subsequent investments by transfers on specified days of each month into your established Fund account. Your account application must be received 15 business days prior to the initial transaction. Please contact the Funds at 1-877-569-2382 for more information about the Funds’ Automatic Investment Plan. Shareholders should notify the Funds’ Transfer Agent of any changes to their Automatic Investment Plan at least five business days prior to the effective date. The Automatic Investment Plan must be implemented with a financial institution that is a member of the ACH. The Funds are unable to debit mutual fund or “pass through” accounts. A $25 fee will be charged if your bank does not honor the AIP draft for any reason.

Householding
In an effort to decrease costs, the Funds intend to reduce the number of duplicate prospectuses and Annual and Semi-Annual Reports you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders that the Funds reasonably believe are from the same family or household. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-877-569-2382 to request individual copies of these documents. Once the Funds receive notice to stop householding, the Funds will begin sending individual copies thirty days after receiving your request. This policy does not apply to account statements.

Retirement Plans
You may purchase Fund shares for your individual retirement plans. Please call the Funds at 1-877-569-2382 for the most current listing and appropriate disclosure documentation on how to open a retirement account.

Exchange Privilege
You may exchange your Institutional Class shares for Institutional Class shares of any other mutual fund in the Trust. You may also exchange your Class A shares for Class A shares of any other mutual fund in the Trust; however, currently, the Disciplined Fund is the only Fund of the Trust that offers Class A shares.    You should carefully read the Prospectus of the other fund before exchanging shares into that fund.  Be advised that exercising the exchange privilege consists of two transactions: a sale of shares of a Fund and the purchase of shares in another.  Further, exchanges may have certain tax consequences and you could realize short- or long-term capital gains or losses.  Exchanges are generally made only between identically registered accounts unless you send written instructions with a signature guarantee requesting otherwise.  You should request your exchange prior to market close to obtain that day’s NAV per share.  Exchange requests received after the close of the NYSE will be treated as though received on the next business day.

REDEMPTIONS

You may sell (redeem) your Fund shares on any day the NYSE is open for business at their next calculated NAV per share, minus any applicable contingent deferred sales charge and/or applicable redemption fee, either directly to the Fund or through your investment representative.  To discourage frequent short-term trading in Fund shares, each Fund imposes a redemption fee equal to 2.00% of the NAV of the amount redeemed on redemptions with respect to Fund shares held for 90 days or less (see section titled, “Tools to Combat Frequent Transactions” below).

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Written Redemption Requests
You may redeem your shares by simply sending a written request to the Transfer Agent. You should give your account number and state whether you want all or some of your Fund shares redeemed. The letter should be signed by all of the shareholders whose names appear on the account registration. You should send your redemption request to:

Regular Mail	Express/Overnight Mail
Hatteras Funds c/o U.S. Bancorp Fund Services, LLC P.O. Box 701 Milwaukee, Wisconsin 53201-0701	Hatteras Funds c/o U.S. Bancorp Fund Services, LLC 615 East Michigan Street Milwaukee, Wisconsin 53202

Note
The Funds do not consider the United States Postal Service or any other independent delivery service to be their agent. Therefore, deposit in the mail or with such services, or receipt at U.S. Bancorp Fund Services, LLC’s post office box, of purchase orders or redemption requests does not constitute receipt by the Transfer Agent of the Funds.

Redeeming by Telephone
If you accepted telephone options on your account application, you may redeem Fund shares having a value of up to $100,000 by telephone. The proceeds will be sent on the business day following the redemption, but no later than the seventh business day after receipt. The proceeds can be mailed to the address designated on your account, wired or electronic funds transferred directly to your existing account in any commercial bank or brokerage firm within the United States as designated on the Funds’ Transfer Agent’s records. There is a $15 charge for each wire. There is no charge to have proceeds sent by electronic funds transfer and credit will be available in two to three business days. To redeem by telephone, call 1-877-569-2382. IRA accounts are not redeemable by telephone.

If you decline the options, but wish to add them at a later time, a signature guarantee, signature verification from a Signature Validation Program member, or other acceptable form of authentication from a financial institution source will be required.

The Funds reserve the right to suspend the telephone redemption privileges with respect to your account if the name(s) or the address on the account has been changed within the previous 30 days. None of the Funds, U.S. Bancorp Fund Services, LLC, or their respective affiliates will be liable for complying with telephone instructions they reasonably believe to be genuine or for any loss, damage, cost or expenses in acting on such telephone instructions and you will be required to bear the risk of any such loss. The Funds or U.S. Bancorp Fund Services, LLC, or both, will employ reasonable procedures to determine that telephone instructions are genuine. If the Funds and/or U.S. Bancorp Fund Services, LLC, do not employ these procedures, they may be liable to you for losses due to unauthorized or fraudulent instructions. These procedures may include, among others, requiring forms of personal identification prior to acting upon telephone instructions, providing written confirmation of the transactions and/or tape recording telephone instructions. Once a telephone transaction has been placed, it cannot be cancelled or modified.

Telephone trades must be received by or prior to market close. During periods of high market activity, shareholders may encounter higher than usual call wait times. Please allow sufficient time to ensure that you will be able to complete your telephone transaction prior to market close.

Wire Redemptions
If you request your redemption by wire transfer, you will be required to pay a $15.00 wire transfer fee to U.S. Bancorp Fund Services, LLC to cover costs associated with the transfer, but U.S. Bancorp Fund Services, LLC does not charge a fee when transferring redemption proceeds by electronic funds transfer. In addition, your bank may impose a charge for receiving wires.

Systematic Withdrawal Plan
If your individual account, IRA or other qualified plan account has a current account value of at least $25,000, you may adopt a Systematic Withdrawal Plan (“SWP”) to provide for monthly, quarterly or annual payments. Under the plan, payments of $500 or more can be sent by check to your address of record, or can be sent by electronic funds transfer through the ACH network to your pre-determined bank account. This service may be terminated or modified by a Fund at any time. A withdrawal under the SWP involves redemption of shares of a Fund, and may result in a gain or loss for federal income tax purposes. In addition, if the amount withdrawn exceeds the dividends credited to your account, the account ultimately may be depleted. Any request to change or terminate your SWP should be communicated in writing or by telephone to the Funds’ Transfer Agent no later than five days before the next scheduled withdrawal. If you wish to open a SWP, please indicate on your account application or contact the Funds at 1-877-569-2382.

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When Redemptions are Sent
Once the Funds receive your redemption request in “good order” as described below, your redemption will be processed at the next determined NAV per share following receipt of your redemption request. Proceeds will typically be sent on the next business day, but not later than the seventh day after redemption. If you purchase Fund shares using a check, and soon after request a redemption, the Funds will honor the redemption request, but will not mail the proceeds until your purchase check has cleared (usually within 12 days).

Good Order
Your redemption request will be processed if it is in “good order.” To be in good order, the following conditions must be satisfied:

•	The request should be in writing, indicating the number of Fund shares or dollar amount to be redeemed;
•	The request must identify your account number;
•	The request should be signed by you and any other person listed on the account, exactly as the shares are registered; and
•	The request should include a signature guarantee, if applicable (see section titled, “When You Need Signature Guarantees” below).

When You Need Signature Guarantees
The Funds’ Transfer Agent may require a signature guarantee for certain redemption requests. A signature guarantee assures that your signature is genuine and protects you from unauthorized account transfers.

A signature guarantee is required to redeem shares in the following situations:

•	if ownership is being changed on your account;
•	when redemption proceeds are payable or sent to any person, address or bank account not on record;
•	if a change of address request was received by the Transfer Agent within the last 30 days; and/or
•	for redemptions over $100,000.

Non-financial transactions, including establishing or modifying certain services on an account, may require a signature guarantee, signature verification from a Signature Validation Program member, or other acceptable form of authentication from a financial institution source.

In addition to the situations described above, the Funds and/or the Transfer Agent reserve the right to require a signature guarantee or signature validation stamp in other instances based on the circumstances.

Signature guarantees will generally be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants from the New York Stock Exchange Medallion Signature Program and the Securities Transfer Agents Medallion Program. A notary public is not an acceptable signature guarantee.

Retirement Plans
If you own an IRA or other retirement plan, you must indicate on your redemption request whether the applicable Fund should withhold federal income tax. Unless you elect in your redemption request that you do not want to have federal tax withheld, the redemption will be subject to 10% back-up withholding tax.

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Redeeming through Broker
If shares of a Fund are held by a broker-dealer, financial institution, or other servicing agent, you must contact that servicing agent to redeem shares of the Fund. The servicing agent may charge a fee for this service.

Low Balances
If at any time your account balance for a Fund falls below $1,000, the Fund may notify you that, unless the account is brought up to at least $1,000, your account could be closed. This will not apply to any account balances that drop below $1,000 due to a decline in NAV per share. The Fund may, within 30 days, redeem all of your shares and close your account by sending you a check to the address of record. The Fund will not charge any redemption fee on involuntary redemptions.

Inactive Accounts
Your mutual fund account may be transferred to your state of residence if no activity occurs within your account during the “inactivity period” specified in your state’s abandoned property laws.

TOOLS TO COMBAT FREQUENT TRANSACTIONS

The Funds are intended for long-term investors. The Funds discourage excessive, short-term trading and other abusive trading practices that may disrupt portfolio management strategies and harm the Fund’s performance. While not specifically unlawful, the practice utilized by short-term traders to time their investments and redemptions of Fund shares with certain market-driven events can create substantial cash flows. These cash flows can be disruptive to the portfolio manager’s attempts to achieve the Fund’s objectives. Further, frequent short-term trading of Fund shares drives up the Funds’ transaction costs to the detriment of the remaining shareholders.

For these reasons, the Funds use a variety of techniques to monitor for and detect abusive trading practices. The Funds do not accommodate “market timers” and discourage excessive, short-term trading and other abusive trading practices that may disrupt portfolio management strategies and harm the Fund’s performance. The Board of Trustees has developed and adopted a market timing policy, which takes steps to reduce the frequency and effect of these activities in the Funds. These steps include, monitoring trading practices, using fair value pricing, as determined by the Board of Trustees, when the Advisor or Sub-Advisor, as applicable, determines current market prices are not readily available. These techniques may change from time to time as determined by the Funds in their sole discretion.

Trading Practices
Currently, each Fund reserves the right, in its sole discretion, to identify trading practices as abusive. The Funds may deem the sale of all or a substantial portion of a shareholder’s purchase of Fund shares to be abusive. In addition, each Fund reserves the right to reject purchases and exchanges if it believes that such transactions would be inconsistent with the best interests of Fund shareholders or this policy.

The Funds monitor selected trades in an effort to detect excessive short-term trading activities. If, as a result of this monitoring, a Fund believes that a shareholder has engaged in excessive short-term trading, it may, in its discretion, ask the shareholder to stop such activities or refuse to process purchases or exchanges in the shareholder’s accounts other than exchanges into a money market fund. In making such judgments, each Fund seeks to act in a manner that it believes is consistent with the best interests of shareholders.

Due to the complexity and subjectivity involved in identifying abusive trading activity and the volume of shareholder transactions the Fund handles, there can be no assurance that a Fund’s efforts will identify all trades or trading practices that may be considered abusive. In addition, the Funds’ ability to monitor trades that are placed by individual shareholders within group, or omnibus, accounts maintained by financial intermediaries is limited because the Funds do not have simultaneous access to the underlying shareholder account information.

In compliance with Rule 22c-2 of the Investment Company Act of 1940, as amended, the Distributor, on behalf of each Fund, has entered into written agreements with each of the Funds’ financial intermediaries, under which the intermediary must, upon request, provide the Funds with certain shareholder and identity trading information so that the Funds can enforce their market timing policies.

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Fair Value Pricing
The trading hours for most foreign securities end prior to the close of the NYSE, the time each Fund’s NAV per share is calculated. The occurrence of certain events after the close of foreign markets, but prior to the close of the U.S. market (such as a significant surge or decline in the U.S. market) often will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day. If such events occur, each Fund may value foreign securities at fair value, taking into account such events, when it calculates its NAV per share. Fair value determinations are made in good faith in accordance with procedures adopted by the Board of Trustees.

The Board of Trustees has also adopted procedures, which utilize fair value procedures when any assets for which reliable market quotations are not readily available or for which a Fund’s pricing service does not provide a valuation or provides a valuation that in the judgment of the Advisor or Sub-Advisor, as applicable, does not represent fair value. There can be no assurance that a Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its NAV per share.

TAX STATUS, DIVIDENDS AND DISTRIBUTIONS

Each Fund intends to distribute substantially all of its investment company taxable income and net capital gain in December of each year. Distributions by a Fund will be reinvested in shares of the Fund unless you elect to receive cash. Dividends from investment company taxable income (including any excess of net short-term capital gain over net long-term capital loss) are generally taxable to investors as ordinary income or, under current law, qualified dividend income, while distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss) are generally taxable as long-term capital gain, regardless of your holding period for the shares. Any dividends or capital gain distributions you receive from a Fund will normally be taxable to you when made, regardless of whether you reinvest dividends or capital gain distributions or receive them in cash. If you elect to have dividends and/or capital gains paid in cash, and the U.S. Postal Service cannot deliver the check, or if a check remains outstanding for six months,each Fund reserves the right to reinvest the distribution check into your account, at the Fund’s current NAV per share, and to reinvest all subsequent distributions.

Each Fund expects that, as a result of its investment objectives and strategies, distributions will consist primarily of short-term capital gains, which are taxable as ordinary income, and under current law, qualified dividend income, depending on the source of such income to the Fund and any holding period requirements. A portion of the ordinary income dividends paid to you by a Fund may be qualified dividends eligible for taxation at long-term capital gain rates. Certain dividends or distributions declared in October, November or December as of a record date in such a month will be taxed to shareholders as if received in December, if they are paid during the following January. Each year, each Fund will inform you of the amount and type of your distributions. IRAs and other qualified retirement plans are generally exempt from federal income tax with respect to an investment in a regulated investment company, if they have not funded such investment with borrowed funds.

Your redemptions may result in a capital gain or loss for federal income tax purposes. A capital gain or loss on your investment is the difference between the cost of your shares, including any sales charges, and the amount you receive when you sell them.

For taxable years starting on or after January 1, 2013, the Health Care and Education Reconciliation Act of 2010 imposes a 3.8% “Medicare Tax” on “net investment income” for taxpayers earning over specified amounts. The tax is generally levied on income from interest, dividends, royalties, rents, and capital gains, but there are some exclusions and taxpayers should consult their tax advisors about the more precise definition of “net investment income” as it pertains to their particular situations.

On the account application, you will be asked to certify that your social security number or taxpayer identification number is correct and that you are not subject to backup withholding for failing to report income to the Internal Revenue Service (“IRS”). If you are subject to backup withholding, the IRS requires the Funds to withhold a percentage of any dividend and redemption or exchange proceeds. The Funds will reject any account application that does not include a certified social security or taxpayer identification number.

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As of January 1, 2012, federal law requires that mutual fund companies report their shareholders' cost basis, gain/loss, and holding period to the IRS on the Funds’ shareholders’ Consolidated Form 1099s when “covered” securities are sold. Covered securities are any regulated investment company and/or dividend reinvestment plan shares acquired on or after January 1, 2012. Each Fund has chosen average cost as its standing (default) tax lot identification method for all shareholders. A tax lot identification method is the way each Fund will determine which specific shares are deemed to be sold when there are multiple purchases on different dates at differing NAVs, and the entire position is not sold at one time. The Funds’ standing tax lot identification method is the method covered shares will be reported on your Consolidated Form 1099 if you do not select a specific tax lot identification method. You may choose a method different than the Funds’ standing method and will be able to do so at the time of your purchase or upon the sale of covered shares. Please refer to the appropriate IRS regulations or consult your tax advisor with regard to your personal circumstances.

For those securities defined as “covered” under current IRS cost basis tax reporting regulations, each Fund is responsible for maintaining accurate cost basis and tax lot information for tax reporting purposes. The Funds are not responsible for the reliability or accuracy of the information for those securities that are not “covered.” The Funds and their service providers do not provide tax advice. You should consult independent sources, which may include a tax professional, with respect to any decisions you may make with respect to choosing a tax lot identification method.

The tax treatment of certain futures contracts and  listed non-equity options which may be written or purchased by a Fund on U.S. exchanges (including options on futures contracts, broad-based equity indices and debt securities) may be governed by Section 1256 of the Code (“Section 1256 contracts”).  Gains or losses on Section 1256 contracts generally are considered 60% long-term and 40% short-term capital gains or losses (“60/40”), although certain foreign currency gains and losses from those contracts may be treated as ordinary in character. Also, any Section 1256 contracts held by a Fund at the end of each taxable year (and, for purposes of the 4% excise tax, on certain other dates as prescribed under the Code) are “marked to market” with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as 60/40 or ordinary gain or loss, as applicable.

This summary is not intended to be and should not be construed to be legal or tax advice to any current holder of Fund shares. You should consult your own tax advisors to determine the tax consequences of owning Fund shares.

FINANCIAL HIGHLIGHTS

Financial highlights are not available at this time because the Funds have not commenced operations prior to the date of this Prospectus.

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HATTERAS PRIVATE EQUITY INTELLIGENCE FUND

HATTERAS DISCIPLINED OPPORTUNITY FUND

Advisor	Hatteras Capital Investment Management, LLC 8540 Colonnade Center Drive, Suite 401 Raleigh, NC 27615
Distributor	Hatteras Capital Distributors, LLC 8540 Colonnade Center Drive, Suite 401 Raleigh, NC 27615
Sub-distributor	Quasar Distributors, LLC 615 East Michigan Street Milwaukee, WI 53202
Legal Counsel	Drinker Biddle & Reath LLP One Logan Square, Ste. 2000 Philadelphia, PA 19103-6996
Transfer Agent	U.S. Bancorp Fund Services, LLC 615 East Michigan Street, 3rd Floor Milwaukee, WI 53202
Custodian	U.S. Bank, N.A. 1555 N. River Center Drive, Suite 302 Milwaukee, Wisconsin 53212
Independent Registered Public Accounting Firm	[ ]

For investors who want more information about the Funds, the following documents are available free upon request:

Statement of Additional Information (“SAI”): Additional information about the Funds is included in the SAI. The SAI is incorporated into this Prospectus by reference (i.e., legally made a part of this Prospectus). The SAI provides more details about each Fund’s policies and management. The SAI is available free of charge on the Funds’ website at hatterasfunds.com.

Annual and Semi-Annual Reports: Additional information about each Fund’s investments will be available in the Funds’ Annual and Semi-Annual reports to shareholders. The Funds’ Annual Report will contain a discussion of the market conditions and investment strategies that significantly affected each Fund’s performance during its last fiscal year. These reports will be available free of charge on the Funds’ website at hatterasfunds.com.

To obtain free copies of these documents or other information about the Funds, or to make shareholder inquires about the Funds, please call 1-877-569-2382. You may also write to:

Hatteras Funds
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, Wisconsin 53201-0701

You may review and obtain copies of the Funds’ reports and other information at the SEC’s Public Reference Room in Washington, D.C. Please call (202) 551-8090 for information relating to the operation of the Public Reference Room. Reports and other information about the Funds are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov. Copies of the information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Public Reference Section, Securities and Exchange Commission, Washington, D.C. 20549-1520.
Investment Company Act File No: 811-[   ]

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Subject to Completion [                                           ], 2013
The information in this Statement of Additional Information is not complete and may be changed. We may not sell these securities until the registration statement filed with the U.S. Securities and Exchange Commission is effective. This Statement of Additional Information is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

HATTERAS PRIVATE EQUITY INTELLIGENCE FUND
INSTITUTIONAL CLASS: HPEIX

HATTERAS DISCIPLINED OPPORTUNITY FUND
CLASS A: HDOAX    INSTITUTIONAL CLASS: HDOIX

Series of HCIM Trust

STATEMENT OF ADDITIONAL INFORMATION

 [  ], 2013

This Statement of Additional Information (“SAI”) is not a prospectus and should be read in conjunction with the prospectus of the Hatteras PE Intelligence Fund and Hatteras Disciplined Opportunity Fund (each a “Fund” and collectively, the “Funds”) dated [ ], 2013, each offering one or more of the following share classes: Class A and Institutional Class (the “Prospectus”), a copy of which may be obtained without charge by contacting the Funds’ transfer agent, U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701 or by calling 1-877-569-2382.

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1

THE TRUST

HCIM Trust (the “Trust”), an open-end management investment company, was organized as a Delaware statutory trust on May 13, 2013. The Trust currently offers two series of shares to investors, Hatteras PE Intelligence Fund (“PEI Fund”) and Hatteras Disciplined Opportunity Fund (“Disciplined Fund”).  Each Fund is classified as a non-diversified series of the Trust and has its own investment objective and policies.  The Trust may start other series and offer shares of a new fund under the Trust at any time.

The PEI Fund and Disciplined Fund (each a “Fund” and together, the “Funds”) had not commenced operations as of the date of this SAI.

The authorized capitalization of the Trust consists of an unlimited number of shares of beneficial interest of $0.001 par value per share (the “Shares”). Shares of the Funds have equal voting rights and liquidation rights, and are voted in the aggregate and not by Fund except in matters where a separate vote is required by the Investment Company Act of 1940, as amended (the “1940 Act”), or when the matter affects only the interest of a particular Fund. When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each full share owned and fractional votes for fractional shares owned. The Trust does not normally hold annual meetings of shareholders. The Board of Trustees shall promptly call and give notice of a meeting of shareholders for proposals when requested to do so in writing by shareholders holding 10% or more of the Trust’s outstanding shares. The Trust will comply with the provisions of Section 16(c) of the 1940 Act in order to facilitate communications among shareholders.

Shareholders may purchase shares of the Funds through separate classes.  PEI Fund offers its shares in one class:  Institutional Class.  The Disciplined Fund offers its shares in two classes: Class A and Institutional Class. The various classes provide for variations in distribution costs, voting rights and dividends.  To the extent permitted under the 1940 Act, the Funds may also provide for variations in other costs among the classes.  Except for differences among the classes pertaining to such costs, each share of a Fund represents an equal proportionate interest in the Fund.

The Board of Trustees may decide to offer additional classes of shares in the future.   If additional classes of shares of a Fund are offered, to the extent permitted under the 1940 Act, the Fund may provide for variations in costs among the classes.

Each share of a  Fund represents an equal proportionate interest in the assets and liabilities belonging to the Fund with each other share of the Fund, and is entitled to such dividends and distributions out of the income belonging to the Fund as are declared by the Trustees. The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have the authority from time to time to divide or combine the shares of a Fund into a greater or lesser number of shares of the Fund so long as the proportionate beneficial interests in the assets belonging to the Fund and the rights of shares of the Fund are in no way affected. In case of any liquidation of a Fund, the holders of shares of the Fund will be entitled to receive as a class a distribution out of the assets, net of the liabilities, belonging to the Fund. Expenses attributable to a Fund are borne by the Fund. Any general expenses of the Trust not readily identifiable as belonging to a Fund are allocated by or under the direction of the Board of Trustees, which may, for instance, allocate such expenses on the basis of relative net assets, the number of shareholders or equally across each Fund. No shareholder is liable to further calls or to assessment by the Trust without his or her express consent.

The assets of a Fund received for the issue or sale of its shares, and all income, earnings, profits and proceeds thereof, subject only to the rights of creditors, shall constitute the underlying assets of the Fund. In the event of the dissolution or liquidation of the Fund, the holders of shares of the Fund are entitled to share pro rata in the net assets of the Fund available for distribution to shareholders.

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2

INVESTMENT RESTRICTIONS

The following investment restrictions have been adopted by the Funds as fundamental policies and may be changed only by the affirmative vote of a majority of the outstanding shares of the Fund. As used in this SAI and in the Prospectus, the term “majority of the outstanding shares of the Fund” means the vote of whichever is less:

(1)	67% or more of the Fund’s shares present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy; or

(2)	more than 50% of the Fund’s outstanding shares.

The following investment restrictions apply to each Fund and provide that each Fund may not:

(1)
Make loans, except through: (a) the purchase of debt obligations in accordance with the Fund’s investment objective and strategies; (b) repurchase agreements with banks, brokers, dealers and other financial institutions; (c) loans of securities; and (d) loans to affiliates of the Fund to the extent permitted by law.

(2)
Purchase or sell real estate or real estate limited partnerships, but this restriction shall not prevent the Fund from investing directly or indirectly in portfolio instruments secured by real estate or interests therein or from acquiring securities of real estate investment trusts or other issuers that deal in real estate.

(3)
Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund: (i) from purchasing or selling options, futures contracts or other derivative instruments; or (ii) from investing in securities or other instruments backed by physical commodities).

(4)
Act as underwriter of securities, except as the Fund may be deemed to be an underwriter under the Securities Act of 1933, as amended, in connection with the purchase and sale of portfolio instruments in accordance with its investment objective and portfolio management strategies.

(5)
Borrow money, except that, to the extent permitted by applicable law: (a) the Fund may borrow from banks, other affiliated investment companies and other persons, and may engage in reverse repurchase agreements and other transactions which involve borrowings, in amounts up to 33 1/3% of its total assets (including the amount borrowed) or such other percentage permitted by law; (b) the Fund may borrow up to an additional 5% of its total assets for temporary purposes; (c) the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of portfolio securities; and (d) the Fund may purchase securities on margin. If due to market fluctuations or other reasons the Fund’s borrowings exceed the limitations stated above, the Trust will promptly reduce the borrowings of a Fund in accordance with the 1940 Act.

(6)	Issue any senior security, except as permitted under the 1940 Act, as amended and as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction, from time to time.

(7)
Concentrate its investments (i.e., invest 25% or more of its total assets in the securities of a particular industry or group of industries), except that the Fund will concentrate to approximately the same extent that the Reference Index concentrates in the securities of such particular industry or group of industries. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. government securities, and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

(8)
With respect to 75% of the Fund’s assets (i) purchase securities of any issuer (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements involving such securities) if, as a result, more than 5% of the total assets of the Fund would be invested in the securities of such issuer, or (ii) acquire more than 10% of the outstanding voting securities of any one issuer.

Non-fundamental investment restrictions may be amended by a majority vote of the Trustees of a Fund without obtaining shareholder approval. These non-fundamental investment restrictions provide that:

(1)
A Fund may not hold more than 15% of the value of its net assets, taken at the time of investment, in illiquid securities. Illiquid securities are those securities without readily available market quotations, including repurchase agreements having a maturity of more than seven days. Illiquid securities may include restricted securities not determined by the Trustees to be liquid, non-negotiable time deposits, over-the-counter options, and repurchase agreements providing for settlement in more than 7 days after notice.

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If a particular percentage restriction on investment or utilization of assets as set forth above, is adhered to at the time an investment is made, a later change in percentage resulting from a change in values or assets will not constitute a violation. However, if at any time borrowings exceed 33 1/3% of total assets, the Fund must reduce its borrowings within three business days thereafter. Each Fund may exchange securities, exercise any conversion rights or exercise warrants or any other rights to purchase common stock or other equity securities and may hold such securities so acquired without regard to the foregoing investment restrictions.

ADDITIONAL RISKS RELATED TO THE REFERENCE INDEX

The following information reflects additional risks related to the PEI Fund’s reliance on the Nomura QES Modeled Private Equity Returns Index (the “Reference Index”).

●	Reference Index Risks:

o
Reference Index Constituents May Change: The Reference Index provides exposure to broad-based U.S. equity indices (each an “Equity Sector Constituent”).  The rules for determining the level of the Equity Sector Constituents may be changed by the sponsor of the Equity Sector Constituent in its sole discretion without consulting with the Reference Index, the Fund or any third party.  Any such changes may have a detrimental effect on the level of the Reference Index and the Fund.

o
Complex Interrelationships: The level of the Reference Index depends on complex interrelationships and may be difficult to predict.  The Reference Index will be adjusted to reference allocations to U.S. equity sector indices and notional deposits in various currencies, all based on the PERI Model, and, as a result, the Reference Index will be affected by:

▪
the level of the Underlying Equity Sector Constituents and Equity Performance:   The Reference Index provides dynamic exposure to the net total return sector indices of the S&P500® and the S&P400® (the “Equity Sector Constituents”).  A decrease in the return of Equity Sector Constituents will (as far as there is an allocation in the Reference Index) have an adverse impact on the level of the Reference Index.

▪
prevailing interest rates:  The Reference Index also provides dynamic exposure to notional deposits in cash in various currencies (which, as of the date hereof, are United States Dollar, British Pound Sterling, Euro, Canadian Dollar, Australian Dollar Swiss Franc and Japanese Yen) (the “Cash Constituents”).  Each Cash Constituent accrues a rate of return based on a relevant interest rate applicable to the Cash Constituent as set out in the Reference Index methodology.  A decrease in the relevant rate of return on a Cash Constituent will reduce the performance of the Reference Index as far as it is allocated to the Cash Constituent.

▪
currency exchange rate risks:  The Reference Index is denominated in United States Dollars  Any allocation to Cash Constituents that are not denominated in United States Dollar will expose the Reference Index to the movements in the rate of exchange between such currency(ies) and the United States Dollar.  These movements could have a large impact on the performance of the Reference Index.

▪	embedded fees: The level of the Reference Index may be affected negatively by the inclusion of embedded fees.

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INVESTMENT POLICIES

A more detailed discussion of some of the investment strategies and securities described in the Prospectus (see “Investment Objective, Principal Investment Strategies, Policies and Related Risks”) appears below and applies to each Fund unless otherwise indicated:

Borrowing. The Fund may borrow to increase its portfolio holdings of securities. Such borrowings may be on a secured or unsecured basis at fixed or variable rates of interest. The 1940 Act requires the Fund to maintain continuous asset coverage of not less than 300% with respect to all borrowings. This allows the Fund to borrow for such purposes an amount (when taken together with any borrowings for temporary or emergency purposes as described below) equal to as much as 50% of the value of its net assets (not including such borrowings). If such asset coverage should decline to less than 300% due to market fluctuations or other reasons, the Fund may be required to dispose of some of its portfolio holdings within three days in order to reduce the Fund’s debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to dispose of assets at that time.

The Fund may enter into certain derivative transactions such as certain options, forwards or swap transactions, which include elements of economic leverage.  However, to the extent that the Fund segregates liquid assets to cover its exposure or otherwise offsets its obligations in accordance with SEC guidance, such transactions will not be treated as borrowings by the Fund.

The use of borrowing by the Fund involves special risk considerations that may not be associated with other funds having similar policies. Since substantially all of the Fund’s assets fluctuate in value, whereas the interest obligation resulting from a borrowing will be fixed by the terms of the Fund’s agreement with its lender, the asset value per share of the Fund will tend to increase more when its portfolio securities increase in value and decrease more when its portfolio securities decrease in value than would otherwise be the case if the Fund did not borrow funds. In addition, interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds. Under adverse market conditions, the Fund might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales. The interest which the Fund must pay on borrowed money, together with any additional fees to maintain a line of credit or any minimum average balances required to be maintained, are additional costs which will reduce or eliminate any net investment income and may also offset any potential capital gains. Unless the appreciation and income, if any, on assets acquired with borrowed funds exceed the costs of borrowing, the use of leverage will diminish the investment performance of the Fund compared with what it would have been without leverage.

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Commercial Paper (Disciplined Fund). Commercial paper consists of short-term unsecured promissory notes issued by corporations in order to finance their current operations. The Disciplined Fund will only invest in commercial paper rated A-1 by Standard & Poor’s Ratings Group (“Standard & Poor’s”) or Prime-1 by Moody’s Investors Service, Inc. (“Moody’s”) or unrated paper of issuers who have outstanding unsecured debt rated AA or better by Standard & Poor’s or Aa or better by Moody’s. Certain notes may have floating or variable rates. Variable and floating rate notes with a demand notice period exceeding seven days will be subject to the Fund’s policy with respect to illiquid investments unless, in the judgment of the Advisor, such note is liquid.

The rating of Prime-1 is the highest commercial paper rating assigned by Moody’s. Among the factors considered by Moody’s in assigning ratings are the following: valuation of the management of the issuer; economic evaluation of the issuer’s industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; evaluation of the issuer’s products in relation to competition and customer acceptance; liquidity; amount and quality of long-term debt; trend of earnings over a period of 10 years; financial strength of the issuer’s parent company and the relationships which exist with the issuer; and recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations. These factors are all considered in determining whether the commercial paper is rated Prime-1. Issuers of commercial paper rated A (highest quality) by Standard & Poor’s have the following characteristics: liquidity ratios are adequate to meet cash requirements; long-term senior debt is rated “A” or better, although in some cases “BBB” credits may be allowed; the issuer has access to at least two additional channels of borrowing; basic earnings and cash flow have an upward trend with allowance made for unusual circumstances; typically, the issuer’s industry is well established and the issuer has a strong position within the industry; and the reliability and quality of management are unquestioned. The relative strength or weakness of the above factors determines whether the issuer’s commercial paper is rated A-1.

Corporate Debt Securities. The Fund may invest in fixed-income securities of any maturity including fixed income securities rated below “investment grade” by one or more recognized statistical ratings organizations, such as Standard & Poor’s or Moody’s . Bonds rated below BBB by Standard & Poor’s or Baa by Moody’s, commonly referred to as “junk bonds,” typically carry higher coupon rates than investment grade bonds, but also are described as speculative by both Standard & Poor’s and Moody’s and may be subject to greater market price fluctuations, less liquidity and greater risk of income or principal including greater possibility of default and bankruptcy of the issuer of such securities than more highly rated bonds. Lower-rated bonds also are more likely to be sensitive to adverse economic or company developments and more subject to price fluctuations in response to changes in interest rates. The market for lower-rated debt issues generally is thinner and less active than that for higher quality securities, which may limit the Fund’s ability to sell such securities at fair value in response to changes in the economy or financial markets. During periods of economic downturn or rising interest rates, highly leveraged issuers of lower-rated securities may experience financial stress which could adversely affect their ability to make payments of interest and principal and increase the possibility of default.

Ratings of debt securities represent the rating agencies’ opinions regarding their quality, are not a guarantee of quality and may be reduced after the Fund has acquired the security. If a security’s rating is reduced while it is held by the Fund, the Advisor will consider whether the Fund should continue to hold the security but is not required to dispose of it. Credit ratings attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. Also, rating agencies may fail to make timely changes in credit ratings in response to subsequent events, so that an issuer’s current financial conditions may be better or worse than the rating indicates.

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Equity Securities. The Fund may invest in equity securities consistent with the Fund’s investment objective and strategies. An equity security, or stock, represents a proportionate share of the ownership of a company; its value is based on the success of the company’s business, any income paid to stockholders, the value of its assets, and general market conditions. Common stocks and preferred stocks are examples of equity securities. Equity securities, such as common stocks, represent shares of ownership of a corporation. Preferred stocks are equity securities that often pay dividends at a specific rate and have a preference over common stocks in dividend payments and liquidation of assets. Please see “Preferred Stock” below. Some preferred stocks may be convertible into common stock. Convertible securities are securities (such as debt securities or preferred stock) that may be converted into or exchanged for a specified amount of common stock of the same or different issuer within a particular period of time at a specified price or formula. Please see “Convertible Securities” below.

To the extent the Fund invests in the equity securities of small or medium-size companies, it will be exposed to the risks of smaller sized companies. Small and medium-size companies often have narrower markets for their goods and/or services and more limited managerial and financial resources than larger, more established companies. Furthermore, those companies often have limited product lines, or services, markets, or financial resources, or are dependent on a small management group. In addition, because these stocks are not well-known to the investing public, do not have significant institutional ownership, and are followed by relatively few security analysts, there will normally be less publicly available information concerning these securities compared to what is available for the securities of larger companies. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, can decrease the value and liquidity of securities held by the Fund. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of the Fund’s portfolio.

Equity Swap Agreements. The Fund may also enter into equity swap agreements for the purpose of attempting to obtain a desired return or exposure to certain equity securities or equity indices in an expedited manner or at a lower cost to the Fund than if the Fund had invested directly in such securities.

Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard swap transaction, two parties agree to exchange the returns (or differentials in return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are generally calculated with respect to a “notional amount,” i.e., the return on, or increase in value of a particular dollar amount invested in a “basket” of particular securities or securities representing a particular index.

Forms of swap agreements include:

(1)	equity or index caps, under which, in return for a premium, one party agrees to make payment to the other to the extent that the return on securities exceeds a specified rate, or “cap”;

(2)	equity or index floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that the return on securities fall below a specified level, or “floor”; and

(3)	equity or index collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against movements exceeding given minimum or maximum levels.

Parties may also enter into bilateral swap agreements, which obligate one party to pay the amount of any net appreciation in a basket or index of securities while the counterparty is obligated to pay the amount of any net depreciation.

The “notional amount” of the swap agreement is only a fictive basis on which to calculate the obligations that the parties to a swap agreement have agreed to exchange. Most swap agreements entered into by the Fund would calculate the obligations of the parties to the agreement on a “net basis.” Consequently, the Fund’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). The Fund’s current obligations under a swap agreement will be accrued daily (offset against amounts owed to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the maintenance of a segregated account consisting of liquid assets.

Whether the Fund’s use of swap agreements will be successful in furthering its investment objective will depend on the Advisor’s ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Moreover, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. Certain restrictions imposed on the Fund by the Internal Revenue Code may limit the Fund’s ability to use swap agreements. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

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Futures and Options on Futures. The Fund may enter into commodity futures contracts (including contracts relating to foreign currencies, interest rates, commodities securities and other financial indexes and other commodities), and purchase and write (sell) related options traded on exchanges designated by the CFTC or, consistent with CFTC regulations, on foreign exchanges. A futures contract provides for the future sale by one party and the purchase by the other party of a specified amount of a commodity, such as an energy, financial agricultural or metal commodity, at a specified price, date, time and place. For example, a foreign currency futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specified non-U.S. currency at a specified price, date, time and place. Similarly, an interest rate futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specific interest rate sensitive financial instrument (e.g., a debt security) at a specified price, date, time and place. Securities, commodities and other financial indexes are capitalization weighted indexes that reflect the market value of the securities, commodities or other financial instruments respectively, represented in the indexes. A futures contract on an index is an agreement to be settled by delivery of an amount of cash equal to a specified multiplier times the difference between the value of the index at the close of the last trading day on the contract and the price at which the agreement is made. The clearing house of the exchange on which a futures contract is entered into becomes the counterparty to each purchaser and seller of the futures contract.

The Fund may purchase and write (sell) call and put futures options. Futures options possess many of the same characteristics as options on securities and indexes (discussed below). A futures option gives the holder the right, in return for the premium paid, to assume a long position (call) or short position (put) in a futures contract at a specified exercise price upon expiration of, or at any time during the period of, the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true.

When a purchase or sale of a futures contract is made by the Fund, the Fund is required to deposit with its futures commission merchant a specified amount of liquid assets (“initial margin”). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract that is returned to the Fund upon termination of the contract, assuming all contractual obligations have been satisfied. The Fund expects to earn taxable interest income on its initial margin deposits.

A futures contract held by the Fund is valued daily at the official settlement price on the exchange on which it is traded. Each day the Fund pays or receives cash, called “variation margin,” equal to the daily change in value of the futures contract. This process is known as “marking to market”. Variation margin does not represent a borrowing or loan by the Fund but is instead a settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. In computing daily net asset value, the Fund will mark to market its open futures positions. The Fund also is required to deposit and to maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option and other futures positions held by the Fund. Although some futures contracts call for making or taking delivery of the underlying assets, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (involving the same exchange, underlying security or index and delivery month). If an offsetting purchase price is less than the original sale price, the Fund realizes a capital gain, or if it is more, the Fund realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, the Fund realizes a capital gain, or if it is less, the Fund realizes a capital loss. The transaction costs also must be included in these calculations. As discussed below, however, the Fund may not always be able to make an offsetting purchase or sale. In the case of a physically settled futures contract, this could result in the Fund being required to deliver, or receive, the underlying physical commodity, which could be adverse to the Fund.

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At any time prior to the expiration of a futures contract, the Fund may seek to close the position by seeking to take an opposite position, which would operate to terminate the Fund’s existing position in the contract. Positions in futures contracts and options on futures contracts may be closed out only on the exchange on which they were entered into (or through a linked exchange). No secondary market for such contracts exists. Although the Fund may enter into futures contracts only if there is an active market for such contracts, there is no assurance that an active market will exist at any particular time. Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the day. It is possible that futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions at an advantageous price and subjecting the Fund to substantial losses. In such event, and in the event of adverse price movements, the Fund would be required to make daily cash payments of variation margin. In such situations, if the Fund had insufficient cash, it might have to sell assets to meet daily variation margin requirements at a time when it would be disadvantageous to do so. In addition, if the transaction is entered into for hedging purposes, in such circumstances the Fund may realize a loss on a futures contract or option that is not offset by an increase in the value of the hedged position. Losses incurred in futures transactions and the costs of these transactions will affect the Fund’s performance. When the Fund purchases futures contracts, it will collateralize its position by depositing an amount of cash or liquid securities in a segregated account with its custodian.

Government Obligations (Disciplined Fund). U.S. Government obligations include Treasury bills, certificates of indebtedness, notes and bonds, and issues of such entities as the Government National Mortgage Association (“GNMA”), Export Import Bank of the United States, Tennessee Valley Authority, Resolution Funding Corporation, Farmers Home Administration, Federal Home Loan Banks, Federal Intermediate Credit Banks, Federal Farm Credit Banks, Federal Land Banks, Federal Housing Administration, Federal National Mortgage Association (“FNMA”), Federal Home Loan Mortgage Corporation (“FHLMC”), and the Student Loan Marketing Association.

Some of these obligations, such as those of the GNMA, are supported by the full faith and credit of the U.S. Treasury Department; others, such as those of the Export-Import Bank of the United States, are supported by the right of the issuer to borrow from the U.S. Treasury; others, such as those of the FNMA, are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations; still others, such as those of the Student Loan Marketing Association, are supported only by the credit of the instrumentality. No assurance can be given that the U.S. Government would provide financial support to U.S. Government-sponsored instrumentalities if it is not obligated to do so by law.

The Disciplined Fund may invest in sovereign debt obligations of foreign countries. A sovereign debtor’s willingness or ability to repay principal and interest in a timely manner may be affected by a number of factors, including its cash flow situation, the extent of its foreign reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor’s policy toward principal international lenders and the political constraints to which it may be subject. Emerging market governments could default on their sovereign debt. Such sovereign debtors also may be dependent on expected disbursements from foreign governments, multilateral agencies and other entities abroad to reduce principal and interest arrearages on their debt. The commitments on the part of these governments, agencies and others to make such disbursements may be conditioned on a sovereign debtor’s implementation of economic reforms and/or economic performance and the timely service of such debtor’s obligations. Failure to meet such conditions could result in the cancellation of such third parties’ commitments to lend funds to the sovereign debtor, which may further impair such debtor’s ability or willingness to service its debt in a timely manner.

Investment Company Securities. Subject to applicable law, the Fund may invest up to 100% of its assets in shares of affiliated or non-affiliated investment companies. The Fund may also invest in money market mutual funds in connection with its management of daily cash positions. In addition to the advisory and operational fees the Fund bears directly in connection with its own operation, the Fund would also bear its pro rata portions of each other investment company’s advisory and operational expenses.

The Fund’s investment in other investment companies may consist of shares of exchange-traded funds (“ETFs”). ETFs are securities the value of which either tracks a well-known securities index or basket of securities or is determined based on the ETF’s portfolio of assets that are actively managed by the ETF’s investment advisor. The Fund’s investments in ETFs are subject to its limitations on investments in other investment companies. The shares of an ETF may be assembled in a block (typically 50,000 shares) known as a creation unit and redeemed in kind for a portfolio of the underlying securities (based on the ETF’s net asset value) together with a cash payment generally equal to accumulated dividends as of the date of redemption. Conversely, a creation unit may be purchased from the ETF by depositing a specified portfolio of the ETF’s underlying securities, as well as a cash payment generally equal to accumulated dividends of the securities (net of expenses) up to the time of deposit. The Fund’s ability to redeem creation units may be limited by the 1940 Act, which provides that the ETFs will not be obligated to redeem shares held by the Fund in an amount exceeding one percent of their total outstanding securities during any period of less than 30 days.

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Options Transactions (Disciplined Fund). The Disciplined Fund may write both covered and uncovered options. Option transactions in which the Fund may engage involve the specific risks described above as well as the following risks:

•	the writer of an option may be assigned an exercise at any time during the option period;
•	disruptions in the markets for underlying instruments could result in losses for options investors;
•	imperfect or no correlation between the option and the securities being hedged;
•	the insolvency of a broker could present risks for the broker’s customers; and
•	market imposed restrictions may prohibit the exercise of certain options.

In addition, the option activities of the Fund may affect its portfolio turnover rate and the amount of brokerage commissions paid by the Fund. The success of the Fund in using the option strategies described above depends, among other things, on the Advisor’s ability to predict the direction and volatility of price movements in the options and securities markets and the Advisor’s ability to select the proper time, type and duration of the options.

By writing call options, the Fund forgoes the opportunity to profit from an increase in the market price of the underlying security above the exercise price except insofar as the premium represents such a profit. The Fund may also seek to earn additional income through receipt of premiums by writing covered put options. The risk involved in writing such options is that there could be a decrease in the market value of the underlying security. If this occurred, the option could be exercised and the underlying security would then be sold to the Fund at a higher price than its then current market value.

The Fund may purchase put and call options to attempt to provide protection against adverse price effects from anticipated changes in prevailing prices of securities. The purchase of a put option generally protects the value of portfolio holdings in a falling market, while the purchase of a call option generally protects cash reserves from a failure to participate in a rising market. In purchasing a call option, the Fund would be in a position to realize a gain if, during the option period, the price of the security increased by an amount greater than the premium paid. The Fund would realize a loss if the price of the security decreased or remained the same or did not increase during the period by more than the amount of the premium. If a put or call option purchased by the Fund were permitted to expire without being sold or exercised, its premium would represent a realized loss to the Fund.

The imperfect correlation in price movement between an option and the underlying financial instrument and/or the costs of implementing such an option may limit the effectiveness of the strategy. The Fund’s ability to establish and close out options positions will be subject to the existence of a liquid secondary market. Although the Fund generally will purchase or sell only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option or at any particular time. If an option purchased by the Fund expires unexercised, the Fund will lose the premium it paid. In addition, the Fund could suffer a loss if the premium paid by the Fund in a closing transaction exceeds the premium income it received. When the Fund writes a call option, its ability to participate in the capital appreciation of the underlying obligation is limited.

In order to secure its obligations in connection with options transactions, the Fund will either enter into offsetting transactions or set aside cash or readily marketable securities.

Over-the-Counter Transactions. As part of its portfolio strategy, the Fund may engage in transactions in options that are traded over-the-counter (“OTC transactions”). OTC transactions differ from exchange-traded transactions in several respects. OTC transactions are transacted directly with dealers and not with a clearing corporation. Without the availability of a clearing corporation, OTC transaction pricing is normally done by reference to information from market makers, which information is carefully monitored by the Advisor and verified in appropriate cases.

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As the OTC transactions are transacted directly with dealers, there is a risk of nonperformance by the dealer as a result of the insolvency of such dealer or otherwise, in which event the Fund may experience a loss. An OTC transaction may only be terminated voluntarily by entering into a closing transaction with the dealer with whom the Fund originally dealt. Any such cancellation, if agreed to, may require the Fund to pay a premium to that dealer. In those cases in which the Fund has entered into a covered transaction and cannot voluntarily terminate the transaction, the Fund will not be able to sell the underlying security until the investment instrument expires or is exercised or different cover is substituted. In such cases, the Fund may not be able to sell an underlying security even though it might otherwise be advantageous to do so.

It is the Fund’s intention to enter into OTC transactions only with dealers which agree to, and which are expected to be capable of, entering into closing transactions with the Funds, although there is no assurance that a dealer will voluntarily agree to terminate the transaction. There is also no assurance that the Fund will be able to liquidate an OTC transaction at any time prior to expiration. OTC transactions for which there is no adequate secondary market will be considered illiquid.

Privately Negotiated Options (Disciplined Fund). The Disciplined Fund may also invest in privately negotiated option contracts (each a “Private Option”). Generally, an option buyer negotiates with a bank or investment bank to buy a Private Option with contract terms that are more flexible than standardized exchange traded options. Under a Private Option contract, the buyer generally controls the length of the contract, the notional amount, and the asset or basket of securities comprising the reference portfolio that determines the value of the Private Option.

Private Options will generally have a term ranging from 12 to 60 months. The Fund may buy Private Options that will be based on an asset or a basket of securities (the “Basket”) selected by the Advisor in accord with the Fund’s Investment Objective and approved by the counterparty (the “Counterparty”). The Basket may be comprised of securities that include common and preferred stock, government and private issuer debt (including convertible and non-convertible debt), options and futures contracts, limited partnership interests (including so-called “hedge funds”) and shares of registered investment companies. During the term of a Private Option, the Advisor expects to have a limited right to modify the notional amount of the Private Option and the assets that comprise the Basket.

As with more traditional options, a Private Option will allow for the use of economic leverage without incurring risk beyond the amount of premium and related fees (the “Premium”) paid for the Private Option. The Private Option will be structured so that it allows the Fund to benefit from an increase in the value of the Basket without owning the assets that comprise the Basket. Upon a decline in the value of the Basket, the Fund may lose all or a portion of the Premium paid for the Private Option. The Fund’s gain or loss may be magnified by writing the Private Option with reference to a much larger notional amount of the Basket than the Premium being paid by the Fund. At no time will the Fund or its shareholders be exposed to a risk of loss in excess of the Premium.

Upon the termination or expiration of a Private Option, the Fund will be entitled to receive from the Counterparty a cash payment (the “Settlement Price”), which is based on the change in value of the Basket serving as a benchmark for that Private Option. In no event will the Fund have the right to acquire the assets that comprise the Basket. The Settlement Price may reflect deductions for fees and an interest-equivalent amount payable to the Counterparty for establishing the Private Option. The Settlement Price will typically be payable to the Fund within a specified number of business days after termination or expiration of the Private Option. Any Private Option that does not require payment of the Settlement Price within seven calendar days after termination or expiration or that cannot be terminated by the Fund at any time will be treated as an illiquid asset.

The Counterparty will generally have the right to terminate a Private Option at any time prior to maturity. If the Basket does not sufficiently increase in value prior to termination or expiration, the Fund may still suffer losses even though the Basket increased in value because of fees and interest-equivalent amounts payable to the Counterparty or because the increase in value of the Basket has been insufficient to trigger a position settlement value.

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The Counterparty to each Private Option will be a bank, financial institution, or an entity that is affiliated with either a bank or a financial institution with significant experience in the field of alternative investments. Each Counterparty will be one determined by the Advisor to be creditworthy and approved by the Board, including a majority of the Independent Directors. Neither the Advisor nor the Funds will have any control over any hedging or similar techniques used by the Counterparty to attempt to ensure the Counterparty’s ability to perform under each Private Option. Likewise, neither the Advisor nor the Funds will have any claim on securities or other property, if any, which may be purchased by the Counterparty in connection with the Private Option. Should the Counterparty be unable to perform its obligations under a Private Option, then the Company could lose all or a portion of the Premium and the gain, if any, relating to such Private Option.

The following examples are intended to illustrate the basic structure and the gain or loss that the Fund might realize on Private Options. Certain details of a typical Private Option have been simplified for purposes of these examples.

Example A - Hypothetical Gain
The Advisor decides to acquire an interest in the increase (or decrease) in the value of securities that reflect the Fund’s investment objective (the “Securities”). On behalf of the Fund, the Advisor purchases a Private Option from a Counterparty using a Basket established under the Private Option that is comprised of the Securities. For example, the Fund may choose a notional amount of $150,000 and pay to the Counterparty a $50,000 up-front premium for the Private Option with the Fund entitled to any increase in value of the Basket in excess of $150,000. The Counterparty may or may not decide to purchase the notional value, $150,000, of the Securities that comprise the Basket in order to hedge its obligations under the Private Option. The Private Option is terminated after one year, at which time the value of the Index has increased to $180,000 and the Fund has paid $5,000 in fees and interest-equivalent payments. The Settlement Price would be calculated as $180,000 (the current notional amount), less $100,000 in economic leverage, and the Fund would have a net gain of $25,000 ($180,000 less $100,000 less $50,000 less $5,000).

Example B - Hypothetical Loss
The Advisor purchases a Private Option under the terms described above. However, upon termination of the Private Option the value of the Basket has declined to $120,000. The Settlement Price would be calculated as $120,000, less $100,000 in economic leverage, and the Fund would have a net loss of $35,000 ($120,000 less $100,000 less $50,000 less $5,000).

Short Sales (Disciplined Fund). The Disciplined Fund may employ various hedging techniques, such as short selling in an effort to reduce the risks associated with certain of its investments. For example, when the terms of a proposed acquisition call for the exchange of common stock and/or other securities, the common stock of the company to be acquired may be purchased and, at approximately the same time, the amount of the acquiring company’s common stock and/or other securities to be received may be sold short. The Advisor will make any such short sale with the intention of later closing out (or covering) the short position with the securities of the acquiring company received once the acquisition is consummated. The purpose of the short sale is to protect against a decline in the market value of the acquiring company’s securities prior to the acquisition’s completion. However, should the acquisition be called off or otherwise not completed, the Fund may realize losses on both its long position in the target company’s shares and its short position in the acquirer’s securities. At all times when the Fund does not own securities which are sold short, the Fund will maintain collateral consisting of cash, cash equivalents and liquid securities equal in value on a daily marked-to-market basis to the securities sold short, less margin premiums on deposit with the broker.

Writing Covered Call Options (Disciplined Fund). The Disciplined Fund may write covered call options on equity securities to earn premium income, to assure a definite price for a security that the Fund has considered selling, or to close out options previously purchased. A call option gives the holder (buyer) the right to purchase a security at a specified price (the exercise price) at any time until a certain date (the expiration date). A call option is “covered” if the Fund owns the underlying security subject to the call option at all times during the option period.

When writing call options on securities, the Fund may cover its position by owning the underlying security on which the option is written. Alternatively, the Fund may cover its position by owning a call option on the underlying security, on a share for share basis, which is deliverable under the option contract at a price no higher than the exercise price of the call option written by the Fund or, if higher, by owning such call option and depositing and maintaining cash or liquid securities equal in value to the difference between the two exercise prices. In addition, the Fund may cover its position by depositing and maintaining cash or liquid securities equal in value to the exercise price of the call option written by the Fund. The principal reason for the Fund to write call options on securities held by the Fund is to attempt to realize, through the receipt of premiums, a greater return than would be realized on the underlying securities alone.

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There is no assurance that a closing transaction can be effected at a favorable price. During the option period, the covered call writer has, in return for the premium received, given up the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase, but has retained the risk of loss should the price of the underlying security decline.

Writing Covered Put Options (Disciplined Fund). The Disciplined Fund may write covered put options on equity securities to assure a definite price for a security if they are considering acquiring the security at a lower price than the current market price or to close out options previously purchased. A put option gives the holder of the option the right to sell, and the writer has the obligation to buy, the underlying security at the exercise price at any time during the option period. The operation of put options in other respects is substantially identical to that of call options.

When writing put options on securities, the Fund may cover its position by owning a put option on the underlying security, on a share for share basis, which is deliverable under the option contract at a price no lower than the exercise price of the put option written by the Fund or, if lower, by owning such put option and depositing and maintaining cash or liquid securities equal in value between the two exercise prices. In addition, the Fund may cover its position by depositing and maintaining cash or liquid securities equal in value to the exercise price of the put option written by the Fund.

The risks involved in writing put options include the risk that a closing transaction cannot be effected at a favorable price and the possibility that the price of the underlying security may fall below the exercise price, in which case the Fund may be required to purchase the underlying security at a higher price than the market price of the security at the time the option is exercised.

Temporary Investments. The Fund may adopt temporary defensive positions by investing up to 100% of its net assets in positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions. Depending upon the level of merger activity and other economic and market conditions, the Fund may invest temporarily a substantial portion of its assets in:

▪	cash or cash equivalents, including money market instruments such as Treasury bills and other short-term obligations of the United States Government, its agencies or instrumentalities;

▪
commercial paper rated A-1 by S&P or Prime-1 by Moody’s. In the case where commercial paper has received different ratings from different rating services, such commercial paper is acceptable so long as at least one rating is in the highest categories of the nationally recognized rating organizations described above; obligations of the U.S. government or its agencies or instrumentalities; and

▪	repurchase agreements.

To the extent the Fund invests in these temporary investments, the Fund may not reach its investment objective.

MANAGEMENT

The business of the Trust is managed under the direction of the Board of Trustees in accordance with the Trust’s Agreement and Declaration of Trust (“Declaration of Trust”), which has been filed with the U.S. Securities and Exchange Commission and is available upon request. The Board of Trustees consists of [ ] individuals, [ ] of whom are not “interested persons” (as defined under the 1940 Act) of the Trust or the Advisor (“Independent Trustees”). Pursuant to the Declaration of Trust, the Trustees shall elect officers including a president, secretary and treasurer. The Board of Trustees retains the power to conduct, operate and carry on the business of the Trust and has the power to incur and pay any expenses that, in the opinion of the Board of Trustees, are necessary or incidental to carry out any of the Trust’s purposes. The Trustees, officers, employees and agents of the Trust, when acting in such capacities, shall not be subject to any personal liability except for his own bad faith, willful misfeasance, gross negligence or reckless disregard of his duties. Following is a list of the Trustees and executive officers of the Trust and their principal occupation over the last five years. Unless otherwise stated, the address of each Trustee and officer is c/o Hatteras Funds, 8540 Colonnade Center Drive, Suite 401, Raleigh, North Carolina 27615. Each Trustee and officer serves an indefinite term until such successor is appointed or elected by the Trustees or Fund shareholders, as applicable.

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[to be provided by subsequent amendment]

Name and Year of Birth	Position with Trust and Length of Term	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee**	Other Directorships held by Trustee During Past Five Years

Independent Trustees

[ ]

Interested Trustee

David B. Perkins* Year of Birth: 1962	Trustee and President (since 2013)	Chairman and Managing Principal, Hatteras Funds (2003 to present).	21	None

Name and Year of Birth	Position with Trust and Length of Term	Principal Occupation During the Past Five Years

Officers

[ ]
Robert Lance Baker Year of Birth: 1971	Treasurer (since 2013)	Chief Financial Officer, Hatteras Capital Investment Management, LLC and affiliates (2008 to present).

*	Mr. Perkins is an “interested” Trustee because of his affiliation with the Advisor.
**
The term “fund complex” refers to: the Trust (consisting of two funds), Underlying Funds Trust (consisting of five funds), Hatteras Alternative Mutual Funds Trust (consisting of five funds), Hatteras Variable Trust (consisting of one fund), Hatteras Global  Private Equity Partners Institutional, LLC, Hatteras GPEP Fund II, LLC, Hatteras VC Co-Investment Fund II, LLC, Hatteras Master Fund, L.P., Hatteras Core Alternatives TEI Fund, L.P., Hatteras Core Alternatives Fund, L.P., Hatteras Core Alternatives Institutional Fund, L.P. and Hatteras Core Alternatives TEI Institutional Fund, L.P.

Compensation
Each Trustee who is not affiliated with the Trust or the Advisor receives an annual retainer in the amount of $[  ] per year, as well as reimbursement for any reasonable expenses incurred as a result of attending the meetings. “Interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees. None of the executive officers receive compensation from the Trust.

The table below details the estimated amount of compensation the Trustees for the fiscal year ending December 31, 2013. Currently, the Trust does not have a bonus, profit sharing, pension or retirement plan.

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Name of Trustee	Estimated Aggregate Compensation from the Trust	Pension or Retirement Benefits Accrued as Part of Trust Expenses	Estimated Annual Benefits Upon Retirement	Estimated Total Compensation from Fund Complex to be Paid to Trustees(1)
[ ] Independent Trustee	$[ ]	$0	$0	$[ ]
David B. Perkins Interested Trustee	$0	$0	$0	$0

(1)
The term “fund complex” refers to: the Trust (consisting of two funds), Underlying Funds Trust (consisting of five funds), Hatteras Alternative Mutual Funds Trust (consisting of five funds), Hatteras Variable Trust (consisting of one fund), Hatteras Global  Private Equity Partners Institutional, LLC, Hatteras GPEP Fund II, LLC, Hatteras VC Co-Investment Fund II, LLC, Hatteras Master Fund, L.P., Hatteras Core Alternatives TEI Fund, L.P., Hatteras Core Alternatives Fund, L.P., Hatteras Core Alternatives Institutional Fund, L.P. and Hatteras Core Alternatives TEI Institutional Fund, L.P.

The Board of Trustees believes that the significance of each Trustee’s experience, qualifications, attributes or skills is an individual matter (meaning that experience that is important for one Trustee may not have the same value for another) and that these factors are best evaluated at the Board level, with no single Trustee, or particular factor, being indicative of the Board’s effectiveness. The Board determined that each of the Trustees is qualified to serve as a Trustee of the Trust based on a review of the experience, qualifications, attributes and skills of each Trustee. In reaching this determination, the Board has considered a variety of criteria, including, among other things: character and integrity; ability to review critically, evaluate, question and discuss information provided, to exercise effective business judgment in protecting shareholder interests and to interact effectively with the other Trustees, the Advisor, other service providers, counsel and the independent registered accounting firm (“independent auditors”); and willingness and ability to commit the time necessary to perform the duties of a Trustee. Each Trustee’s ability to perform his duties effectively is evidenced by his experience or achievements in the following areas: management or board experience in the investment management industry or companies in other fields, educational background and professional training; and experience as a Trustee of the Trust or other trusts in the Fund Complex. Information indicating the specific experience, skills, attributes and qualifications of each Trustee, which led to the Board’s determination that the Trustee should serve in this capacity, is provided below.

[to be provided by subsequent amendment]

David B. Perkins. Mr. Perkins has been a Trustee and President of the Trust since inception in 2013. In addition, Mr. Perkins has been Chairman and President of each registered closed-end fund and open-end fund in the Hatteras Funds Complex since inception. Mr. Perkins has also been the Chairman and Managing Principal of Hatteras Investment Partners LLC and its affiliated entities since September 2003. Mr. Perkins has over 20 years of experience in investment management consulting and institutional and private client relations and offers proven experience building, operating and leading client-focused businesses.

Specific details regarding each Trustee’s principal occupations during the past five years are included in the table above. The summaries set forth above as to the experience, qualifications, attributes and/or skills of the Trustees do not constitute holding out the Board or any Trustee as having any special expertise or experience, and do not impose any greater responsibility or liability on any such person or on the Board as a whole than would otherwise be the case.

Board Composition and Leadership Structure
The Chairman of the Board of Trustees, [ ], is an Independent Trustee and serves as liaison for communications between the Trustees and the Trust’s management and service providers.

The Board believes that its structure facilitates the orderly and efficient flow of information to the Trustees from the Advisor and other service providers with respect to services provided to the Trust, potential conflicts of interest that could arise from these relationships and other risks that the Trust may face. The Board further believes that its structure allows all of the Trustees to participate in the full range of the Board’s oversight responsibilities. The Board believes that the orderly and efficient flow of information and the ability to bring each Trustee’s talents to bear in overseeing the Trust’s operations is important, in light of the size and complexity of the Trust and the risks that the Trust faces. The Board and its committees review their structure regularly, to help ensure that it remains appropriate as the business and operations of the Trust, and the environment in which the Trust operates, changes.

Board of Trustees’ Role in Risk Oversight of the Trust
The Board oversees risk management for the Trust directly and, as to certain matters, through its committees. The Board exercises its oversight in this regard primarily through requesting and receiving reports from and otherwise working with the Trust’s senior officers (including the Trust’s President, Chief Compliance Officer and Treasurer), portfolio management and other personnel of the Advisor, the Trust’s independent auditors, legal counsel and personnel from the Trust’s other service providers. The Board has adopted, on behalf of the Trust, and periodically reviews with the assistance of the Trust’s Chief Compliance Officer, policies and procedures designed to address certain risks associated with the Trust’s activities. In addition, the Advisor and the Trust’s other service providers also have adopted policies, processes and procedures designed to identify, assess and manage certain risks associated with the Trust’s activities, and the Board receives reports from service providers with respect to the operation of these policies, processes and procedures as required and/or as the Board deems appropriate.

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Board Committees

Audit Committee
The members of the Audit Committee of the Board of Trustees are [ ], each an Independent Trustee. [ ] is the chairperson of the Audit Committee. The Audit Committee oversees the Trust’s financial reporting process, reviews audit results and recommends annually to the Trust a firm of independent registered public accountants and plans to meet at least once annually.

The members of the Audit Committee are also responsible for compliance with Rules 205.2(k) and 205.3(c) of the Code of Federal Regulations, regarding alternative reporting procedures for attorneys retained or employed by the issuer who appear and practice before the U.S. Securities and Exchange Commission on behalf of the issuer (the issuer attorneys). An issuer attorney who becomes aware of evidence of a material violation by the Trust, or by any officer, director, employee, or agent of the Trust, may report evidence to a member of the Audit Committee as an alternative to the reporting requirements of Rule 205.3(b) (which requires reporting to the chief legal officer and potentially “up the ladder” to other entities).

Nominating Committee
The members of the Nominating Committee of the Board of Trustees are [ ], each an Independent Trustee. [ ] is the chairperson of the Nominating Committee. The Nominating Committee is responsible for seeking and reviewing candidates for consideration as nominees for Trustees as is considered necessary from time to time and meets only as necessary. The Nominating Committee does not consider nominees recommended by shareholders for vacancies on the Board.

Valuation Committee
The members of the Valuation Committee of the Board of Trustees are [ ], each an Independent Trustee, and [ ], each of the Advisor. [ ] is the chairperson of the Valuation Committee. The Valuation Committee is responsible for monitoring the valuation of portfolio securities and other investments, and, as required by the Trust’s valuation policies, when the full Board is not in session, determining the fair value of illiquid and other holdings after consideration of all relevant factors.

Management Ownership
Because the Funds had not commenced operations as of the date of this SAI, none of the Trustees or officers beneficially owned shares of the Funds.

As of the date of this SAI, neither the Independent Trustees nor members of their immediate family owned securities beneficially or of record in the Advisor, the Sub-Advisor, the Funds’ principal underwriter, or an affiliate of the Advisor, Sub-Advisor or principal underwriter. Accordingly, neither the Independent Trustees nor members of their immediate family have direct or indirect interest, the value of which exceeds $120,000, in the Advisor, the Sub-Advisor, the Funds’ principal underwriter or any of their affiliates. In addition, during the two most recently completed calendar years, neither the Independent Trustees nor members of their immediate families have conducted any transactions (or series of transactions) in which the amount involved exceeds $120,000 and to which the Advisor, the Sub-Advisor, the Funds’ principal underwriter or any affiliate thereof was a party.

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CONTROL PERSONS AND PRINCIPAL HOLDERS

A principal shareholder is any person who owns of record or beneficially 5% or more of the outstanding shares of the Fund. A control person is one who owns beneficially or through controlled companies more than 25% of the voting securities of a company or acknowledges the existence of control. The Funds had not commenced operations as of the date of this SAI and therefore no person owned of record beneficially 5% or more of any shares of a Fund.

INVESTMENT ADVISOR AND SUB-ADVISOR

Investment Advisor and Advisory Agreement
Hatteras Capital Investment Management, LLC, 8540 Colonnade Center Drive, Suite 401, Raleigh, NC 27615, the Funds’ Investment Advisor pursuant to an Investment Advisory Agreement (the “Advisory Agreement”), is registered as an investment adviser with the U.S. Securities and Exchange Commission under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). David B. Perkins, Interested Trustee, and Robert Worthington, are managing members of the Advisor. Pursuant to the Advisory Agreement, the Advisor is entitled to receive a monthly management fee based upon the average daily net assets of the PEI Fund at the annual rate of 1.50% and of the Disciplined Fund at the annual rate of 1.25%.

Under the terms of the Advisory Agreement between the Trust and the Advisor, the Advisor:

(1)	manages the investment operations of each Fund and the composition of its portfolio, including the purchase, retention and disposition of securities in accordance with the Fund’s investment objective,

(2)	provides all statistical, economic and financial information reasonably required by each Fund and reasonably available to the Advisor,

(3)	provides the Custodian of each Fund’s securities on each business day with a list of trades for that day, and

(4)	provides persons satisfactory to the Trust’s Board of Trustees to act as officers and employees of the Trust.

The Advisory Agreement will continue in effect for two (2) years initially and thereafter shall continue from year to year provided such continuance is approved at least annually by (a) a vote of the majority of the Trust’s Independent Trustees, cast in person at a meeting specifically called for the purpose of voting on such approval and by (b) the majority vote of either all of the Trustees or the vote of a majority of the outstanding shares of the Fund. The Advisory Agreement may be terminated without penalty on 60 days’ written notice by a vote of a majority of the Trust’s Board of Trustees or by the Advisor, or by holders of a majority of the Fund’s outstanding shares. The Advisory Agreement shall terminate automatically in the event of its assignment.

Investment Sub-Advisor and Sub-Advisory Agreement
The Advisor and the Fund have entered into a sub-advisory agreement with Acertus Capital Management, LLC (“Acertus” or the “Sub-Advisor”) to manage the Disciplined Fund.  Acertus is located at 465 South Street, Suite 304, Morristown, NJ 07960, and is registered as an investment adviser under the Advisers Act.  Acertus provides portfolio management services to individually managed accounts for individuals, including high net worth individuals, and other investment advisers.

The Sub-Advisory Agreement provides that the Sub-Advisor will formulate and implement a continuous investment program for the Disciplined Fund in accordance with the Fund’s objective, policies and limitations and any investment guidelines established by the Advisor.  The Sub-Advisor will, subject to the supervision and control of the Advisor, determine in its discretion which issuers and securities will be purchased, held, sold or exchanged by the Disciplined Fund, and will place orders with and give instruction to brokers and dealers to cause the execution of such transactions.  The Sub-Advisor is required to furnish at its own expense all investment facilities necessary to perform its obligations under the Sub-Advisory Agreement.

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The Sub-Advisory Agreement will continue in effect from year to year after the initial two year period, provided it is approved at least annually by a vote of the majority of the Trustees who are not parties to the agreement or interested persons of any such party, cast in person at a meeting specifically called for the purpose of voting on such approval.  The Sub-Advisory Agreement may be terminated without penalty at any time by the Advisor or the Sub-Advisor on 60 days’ written notice, and will automatically terminate in the event of its “assignment” (as that term is defined in the 1940 Act).

Portfolio Managers
The following section provides information regarding each portfolio manager’s compensation, other accounts managed, material conflicts of interests, and any ownership of securities in the respective Fund. Each portfolio manager or team member is referred to as a portfolio manager below.

Other Accounts Managed by Portfolio Managers

The table below identifies, for each portfolio manager of a Fund, the number of accounts managed (excluding each Fund for which such individual serves as a portfolio manager) and the total assets in such accounts, within each of the following categories: registered investment companies, other pooled investment vehicles, and other accounts. To the extent that any of these accounts are based on account performance, this information is reflected in separate tables below. Information in the tables below is as of December 31, 2012. Asset amounts are approximate and have been rounded.

Portfolio Manager	Registered Investment Companies (excluding the Fund)		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts
PEI Fund
Frank A. Burke, CFA, CAIA	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Josh E. Parrott, CAIA	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Disciplined Fund
Mitchell D. Eichen	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Glenn A. Myers	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
John Longo, CFA	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Erman K Civelek, CFA, CAIA, CFP	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]

The following table reflects information regarding accounts for which the portfolio manager has day-to-day management responsibilities and with respect to which the advisory fee is based on account performance.

Other Accounts That Pay Performance-Based Advisory Fees Managed by Portfolio Managers

Portfolio Manager	Registered Investment Companies (excluding the Fund)		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts
PEI Fund
Frank A. Burke, CFA, CAIA	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Josh E. Parrott, CAIA	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Disciplined Fund
Mitchell D. Eichen	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Glenn A. Myers	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
John Longo, CFA	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]
Erman K Civelek, CFA, CAIA, CFP	[ ]	[ ]	[ ]	[ ]	[ ]	[ ]

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Material Conflicts of Interest
Actual or apparent material conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one investment account or in other circumstances.

The Sub-Advisor may manage other accounts that have similar investment objectives or strategies.  Portfolio managers of the Sub-Advisor who manage other investment accounts in addition to the Disciplined Fund may be presented with potential conflicts.

Any material conflicts of interest which may arise in connection with the Sub-Advisor’s management of the Disciplined Fund’s investments and the management of the investment of other accounts are address primarily through the Sub-Advisor’s allocation policies.  The Sub-Advisor attempts to allocate portfolio transactions equitably whenever concurrent decisions are made to purchase or sell securities for the Disciplined Fund and another advisory account.

Compensation Structure and Methods
The compensation of the portfolio managers for the PEI Fund may include a fixed annual salary, a bonus plan and may include equity ownership of the Advisor. Compensation levels, including base salary, may be contractually fixed with the Advisor. [Compensation information for the Disciplined Fund portfolio managers to be added by subsequent amendment.]

Securities Owned in the Fund by Portfolio Managers.
Because the Funds had not commenced operations as of the date of this SAI, the Portfolio Managers did not beneficially own shares of the Funds.

Codes of Ethics
The Funds, the Advisor, the Sub-Advisor and the Distributor each have adopted codes of ethics under Rule 17j-1 under the 1940 Act that governs the personal securities transactions of their board members, officers and employees who may have access to current trading information of the Trust. Under the Funds’ code of ethics, the Trustees are permitted to invest in securities that may also be purchased by the Funds.

PROXY VOTING POLICIES AND PROCEDURES

The Advisor provides a voice on behalf of shareholders of the Funds.  The Advisor views the proxy voting process as an integral part of the relationship with the Funds.  The Advisor is also in a better position to monitor corporate actions, analyze proxy proposals, make voting decisions and ensure that proxies are submitted promptly.  Therefore, the Funds delegate authority to vote proxies to the Advisor, subject to the supervision of the Board of Trustees.  The Funds, through the Portfolio Managers or Sub-Advisor, will conduct a thorough review of and analysis of the underlying company’s proxy statements and vote proxies in accordance with the Funds’ Proxy Voting Policies and Procedures (“Policies and Procedures”), as summarized below.  The Funds also have a designated Proxy Administrator who is responsible for ensuring that all Fund proxy matters are communicated to the Portfolio Managers or Sub-Advisor.  The fundamental purpose of the Policies and Procedures is to ensure that each vote will be in a manner that reflects the best interest of the Funds and their shareholders, and that maximizes the value of the Fund’s investment.

Policies and Procedures
The Policies and Procedures recognize that a company’s management is entrusted with the day-to-day operations of the company, as well as its long-term strategic direction, subject to the oversight of the company’s board of directors.  Accordingly, the Funds believe that the recommendation of management on most issues deserves weight in determining how proxy issues should be voted. The company’s position, however, will not be supported in any situation where the Portfolio Managers reasonably believes that it is not in the best interest of the Funds or a particular company.  It is anticipated that most votes will be consistent with the guidelines set forth in the Policies and Procedures; however, the Portfolio Managers, or Sub-Advisor, may occasionally take an independent view on certain issues and vote differently. Votes inconsistent with the Policies and Procedures are reviewed for reasonableness.

Certain of the Funds’ proxy voting guidelines as set forth in the Policies and Procedures are summarized below:

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•	vote AGAINST proposals to require supermajority shareholder vote,

•	vote FOR shareholder proposals to ask a company to submit its poison pill for shareholder ratification,

•	vote AGAINST proposals to eliminate entirely directors’ and officers’ liability for monetary damages for violating their duty of care.

Although many proxy proposals can be voted in accordance with the Funds’ Policies and Procedures, some proposals (such as votes on proposals regarding director nominees or votes on compensation plans for directors) will require special consideration, and the Portfolio Managers will make a decision on a case-by-case basis in these situations.

Conflicts of Interest
Occasionally, the Advisor, or the Sub-Advisor or an affiliate, may be subject to conflicts of interest in the voting of Fund proxies due to business or personal relationships.  In most cases, to the extent that there is little or no discretion to deviate from the Funds’ Policies and Procedures on the proposal in question, proxies will be voted in accordance with such pre-determined guidelines.  In other situations, the Portfolio Managers or Sub-Advisor may defer to the voting recommendation of either the Funds’ Audit Committee, a non-conflicted party, an independent third party proxy voting service provider; or in consultation with legal counsel, to determine the appropriate method to resolve the conflict of interest.

More Information
The actual voting records relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request by calling toll-free, 1-877-569-2882 or by accessing the SEC’s website at www.sec.gov.  In addition, a copy of the Funds’ proxy voting policies and procedures is also available by calling 1-877-569-2882 and will be sent within three business days of receipt of a request.

THE DISTRIBUTOR

Hatteras Capital Distributors, LLC, 8540 Colonnade Center Drive, Suite 401, Raleigh, NC 27615 (the “Distributor”) serves as the principal underwriter and national distributor for the shares of the Funds pursuant to a Distribution Agreement with the Trust (the “Distribution Agreement”). The Distributor is registered as a broker-dealer under the Securities Exchange Act of 1934 and each state’s securities laws and is a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). The offering of the Funds’ shares is continuous. The Distribution Agreement provides that the Distributor, as agent in connection with the distribution of Fund shares, will use its best efforts to distribute the Funds’ shares. Hatteras Capital Distributors, LLC is an affiliate of the Advisor. Quasar Distributors, LLC (“Quasar”) serves as the Funds’ sub-distributor pursuant to a sub-distribution agreement with the Funds and the Distributor.

The Distribution Agreement provides that, unless sooner terminated, it will continue in effect for two years initially and thereafter shall continue from year to year, subject to annual approval by (a) the Board of Trustees or a vote of a majority of the outstanding shares, and (b) by a majority of the Trustees who are not interested persons of the Trust or of the Distributor by vote cast in person at a meeting called for the purpose of voting on such approval.

The Distribution Agreement may be terminated by the Trust at any time, without the payment of any penalty, by vote of a majority of the entire Board of Trustees of the Trust or by vote of a majority of the outstanding shares of the Funds on 60 days’ written notice to the Distributor, or by the Distributor at any time, without the payment of any penalty, on 60 days’ written notice to the Trust. The Distribution Agreement will automatically terminate in the event of its assignment.

ALLOCATION OF PORTFOLIO BROKERAGE

Subject to the supervision of the Trustees, decisions to buy and sell securities for the Fund are made by the Advisor and the Sub-Advisor. The Advisor and the Sub-Advisor are authorized by the Trustees to allocate the orders placed by them on behalf of the Funds to brokers or dealers who may, but need not, provide research or statistical material or other services to the Funds or the Advisor for the Fund’s use. Such allocation is to be in such amounts and proportions as the Advisor may determine.

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In selecting a broker or dealer to execute each particular transaction, the Advisor or Sub-Advisor will take the following into consideration:

•	the best net price available;
•	the reliability, integrity and financial condition of the broker or dealer;
•	the size of and difficulty in executing the order; and
•	the value of the expected contribution of the broker or dealer to the investment performance of the Fund on a continuing basis.

Brokers or dealers executing a portfolio transaction on behalf of a Fund may receive a commission in excess of the amount of commission another broker or dealer would have charged for executing the transaction if the Advisor or Sub-Advisor determines in good faith that such commission is reasonable in relation to the value of brokerage, research and other services provided to the Fund.

In allocating portfolio brokerage, the Advisor or Sub-Advisor may select brokers or dealers who also provide brokerage, research and other services to other accounts over which the Advisor or Sub-Advisor have investment discretion. Some of the services received as the result of Fund transactions may primarily benefit accounts other than the Fund, while services received as the result of portfolio transactions effected on behalf of those other accounts may primarily benefit the Fund.

The Funds had not commenced operations as of the date of this SAI and therefore did not pay brokerage commissions during the past fiscal year.

The SEC requires the Trust to provide certain information if the Fund held securities of its regular brokers or dealers (or their parents) during the Trust’s most recent fiscal year. Because the Funds had not commenced operations as of the date of this SAI, the Funds did not own securities of its regular brokers or dealers.

PORTFOLIO HOLDINGS INFORMATION

The Board of Trustees of the Trust has adopted policies to ensure that any disclosure of information about the Funds’ portfolio holdings is in the best interest of the Fund shareholders. The portfolio holdings disclosure policies govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Funds. These portfolio holdings disclosure policies have been approved by the Board of Trustees of the Trust. Disclosure of each Fund’s complete holdings is required to be made quarterly within 60 days of the end of each fiscal quarter in the annual report and semi-annual report to Fund shareholders and in the quarterly holdings report on Form N-Q. Each Fund’s portfolio holdings information will be dated as of the end of each fiscal quarter and will be available with a lag time of up to 60 days from the end of each fiscal quarter. These reports are available, free of charge, on the EDGAR database on the SEC’s website at www.sec.gov. A list of each Fund’s underlying portfolio holdings as of each calendar quarter-end will also be available on the Funds’ website at www.hatterasfunds.com within sixty days after the calendar quarter-end.

From time to time rating and ranking organizations such as Standard & Poor’s and Morningstar, Inc. may request complete portfolio holdings information in connection with rating the Funds. Similarly, pension plan sponsors and/or their consultants may request a complete list of portfolio holdings in order to assess the risks of each Fund’s portfolio along with related performance attribution statistics. The Funds believe that these third parties have legitimate objectives in requesting such portfolio holdings information. To prevent such parties from potentially misusing portfolio holdings information, the Funds will generally only disclose such information as of the end of the most recent calendar quarter, with a lag of at least sixty days, as described above. The disclosure is made with the authorization of either the Trust’s Chief Compliance Officer or his designee. In addition, the Trust’s Chief Compliance Officer, or a designated officer of the Trust, may grant exceptions to permit additional disclosure of portfolio holdings information at differing times and with differing lag times, possibly no lag time, to rating agencies and to pension plan sponsors and/or their consultants, provided that (1) the recipient is subject to a confidentiality agreement, (2) the recipient will utilize the information to reach certain conclusions about the investment management characteristics of the Funds and will not use the information to facilitate or assist in any investment program, and (3) the recipient will not provide access to third parties to this information. Additionally, and to ensure that the disclosure of the Trust’s portfolio holdings is in the best interests of the Trust’s shareholders, the following factors, and any additional relevant factors, shall be considered by the Chief Compliance Officer or a designated officer of the Trust when disclosing non-public portfolio holdings information to selected third parties: (1) whether the disclosure is consistent with the anti-fraud provisions of the federal securities laws; and (2) avoidance of any conflicts of interest between the interests of the Trust’s shareholders and the service providers. Rating and ranking organizations, the Funds’ service providers and pension plan sponsors and/or their consultants are subject to these restrictions. Holdings information will be sent to [Morningstar, Standard & Poor’s, Lipper, Bloomberg, Vickers Stock Research, Thomson Financial and Capital-Bridge] sixty days following each calendar quarter.

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In addition, the Funds’ service providers, such as the custodian and transfer agent, may receive portfolio holdings information in connection with their services to the Funds. In no event shall the Advisor or Sub-Advisor, their affiliates or employees, or the Funds receive any direct or indirect compensation in connection with the disclosure of information about a Fund’s portfolio holdings.

The furnishing of nonpublic portfolio holdings information to any third party (other than authorized governmental and regulatory personnel) requires the approval of the Advisor. The Advisor will approve the furnishing of non-public portfolio holdings to a third party only if they consider the furnishing of such information to be in the best interest of the Fund and its shareholders.

PORTFOLIO TURNOVER

Each Fund’s portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the fiscal year by the monthly average of the value of the portfolio securities owned by the Fund during the fiscal year. The calculation excludes from both the numerator and the denominator (1) securities with maturities at the time of acquisition of one year or less and (2) positions held less than a year. High portfolio turnover involves correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Fund. A 100% turnover rate would occur if all of the Fund’s portfolio securities were replaced once within a one-year period.

FUND ADMINISTRATION

U.S. Bancorp Fund Services, LLC (“USBFS”) serves as Fund Administrator pursuant to the Fund Administration Servicing Agreement with the Trust on behalf of the Funds. As such, USBFS provides all necessary bookkeeping, shareholder recordkeeping services and share transfer services to the Funds.

FUND ACCOUNTING AND TRANSFER AGENT

USBFS serves as Fund Accountant and Transfer Agent to the Fund pursuant to a Fund Accounting Servicing Agreement and a Transfer Agent Servicing Agreement with the Trust on behalf of the Funds. Under the Fund Accounting Servicing Agreement, USBFS will provide portfolio accounting services, expense accrual and payment services, fund valuation and financial reporting services, tax accounting services and compliance control services. USBFS will receive a fund accountant fee from each Fund, which will be billed on a monthly basis.

Under the Transfer Agent Servicing Agreement, USBFS will provide all of the customary services of a transfer agent and dividend disbursing agent including, but not limited to: (1) receiving and processing orders to purchase or redeem shares; (2) mailing shareholder reports and prospectuses to current shareholders; and (3) providing blue sky services to monitor the number of Fund shares sold in each state. USBFS will receive a transfer agent fee, which will be billed on a monthly basis.

CUSTODIAN

The Custodian for the Funds is U.S. Bank N.A., located at 1555 N. River Center Drive, Suite 302, Milwaukee, Wisconsin 53212. As Custodian, U.S. Bank N.A. holds all of the securities and cash owned by the Funds.

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DISTRIBUTION PLAN

The Trust, on behalf of the Disciplined Fund, has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the “Plan”), whereby Class A shares of the Disciplined Fund pay to the Distributor or certain other third parties distribution fees as described in the prospectus. The Distributor may use the amount of such fees to defray the costs of commissions and service fees paid to broker-dealers and other financial intermediaries whose customers invest in shares of the Disciplined Fund and for other purposes.

The Trust’s Board of Trustees has determined that the Plan could be a significant factor in the growth and retention of Fund assets, resulting in a more advantageous expense ratio and increased investment flexibility which could benefit each class of Disciplined Fund shareholders. A cash flow from sales of shares may enable the Disciplined Fund to meet shareholder redemptions without having to liquidate portfolio securities and to take advantage of buying opportunities without having to make unwarranted liquidations of portfolio securities. The Board also considered that continuing growth in the Disciplined Fund’s size would be in the shareholders’ best interests because increased size would allow the Disciplined Fund to realize certain economies of scale in its operations and would likely reduce the proportionate share of expenses borne by each shareholder. Even in the case of the Fund closing to new investors, the payment of ongoing compensation to a financial intermediary for providing services to its customers based on the value of their Fund shares is likely to provide the shareholders with valuable services and to benefit the Fund by promoting shareholder retention and reduced redemptions. The Board of Trustees therefore determined that it would benefit the Disciplined Fund to have monies available for the direct distribution and service activities of the Advisor, in promoting the continuous sale of the Disciplined Fund’s shares. The Board of Trustees, including the non-interested trustees, concluded, in the exercise of their reasonable business judgment and in light of their fiduciary duties, that there is a reasonable likelihood that the Plan will benefit the Disciplined Fund and its shareholders.

The Plan has been approved by the Board of Trustees, including all of the trustees who are non-interested persons as defined in the 1940 Act. The substance of the Plan has also been approved by the initial shareholder of the Disciplined Fund. The Plan must be reviewed annually and may be continued from year to year by vote of the Board of Trustees, including a majority of the trustees who are non-interested persons of the Funds and who have no direct or indirect financial interest in the Plan’s operation (“non-interested trustees”), cast in person at a meeting called for that purpose. It is also required that the selection and nomination of non-interested trustees be done by non-interested trustees. The Plan may be terminated at any time, without any penalty, by such trustees, by any act that terminates the distribution agreement between the Trust and the Advisor, or, as to a Fund, by vote of a majority of the Fund’s outstanding shares.

The Plan may not be amended to increase materially the amount spent for distribution or service expenses or in any other material way without approval by a majority of the outstanding shares of the affected series of the Trust, and all such material amendments to the Plan must also be approved by the non-interested trustees, in person, at a meeting called for the purpose of voting on any such amendment.

The Advisor is required to report in writing to the Board of Trustees at least quarterly on the amounts and purpose of any payments made under the Plan and any distribution or service agreement, as well as to furnish the Board with such other information as it may reasonably request to enable it to make an informed determination of whether the Plan should be continued.

The maximum amount of fees payable under the Plan during any year with respect to Class A shares of the Disciplined Fund is 0.25% of the average daily net assets of the Disciplined Fund.

Because the Funds had not commenced operations as of the date of this SAI, no amounts had been paid under the Plan.

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PURCHASE, REDEMPTION AND PRICING OF SHARES

Calculation of Share Price
The net asset value (“NAV”) per share of each Fund will be determined on each day when the New York Stock Exchange (“NYSE”) is open for business and will be computed by taking the aggregate market value of all assets of the Fund, less its liabilities, and dividing by the total number of shares outstanding. Each determination will be made:

(1)	by valuing portfolio securities, including open short positions, which are traded on the NYSE and on the American Stock Exchange, at the last reported sales price on that exchange;

(2)
by valuing portfolio securities traded in the Nasdaq National Market System for which market quotations are readily available using the Nasdaq Official Closing Price (“NOCP”), or, if the NOCP is not available, at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices;

(3)	by valuing put and call options which are listed on an exchange, but which are not traded on the valuation date are valued at the mean of the last bid and asked prices;

(4)
by valuing listed securities and put and call options for which no sale was reported on a particular day and securities traded on the over-the-counter market at the mean between the last bid and asked prices; and

(5)
by valuing any securities or other assets for which market quotations are not readily available at fair value in good faith and under the supervision of the Trustees, although others may do the actual calculation.

The Advisor reserves the right to value options at prices other than last sale prices when such last sale prices are believed unrepresentative of fair market value as determined in good faith by the Advisor.

The share price (net asset value) of the shares of each Fund is determined as of the close of the regular session of trading on the NYSE (currently 4:00 p.m., Eastern Time); on each day the NYSE is open for business. The NYSE is open for business on every day except Saturdays, Sundays and the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Washington’s Birthday/President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

The net asset value per share is computed by dividing the value of the securities held by the Fund plus any cash or other assets (including interest and dividends accrued but not yet received) minus all liabilities (including accrued expenses) by the total number of shares in the Fund outstanding at such time.

Purchase of Shares
Orders for shares received by the Trust in good order prior to the close of business on the NYSE on each day during such periods that the NYSE is open for trading are priced at net asset value per share, plus any applicable sales charge, computed as of the close of the regular session of trading on the NYSE. Orders received in good order after the close of the NYSE, or on a day it is not open for trading, are priced at the close of such NYSE on the next day on which it is open for trading at the next determined net asset value per share.

Exchange Privilege
Shareholders may exchange shares within the Trust.  Exercising the exchange privilege is treated as a sale for federal income tax purposes and you may realize short or long term capital gains or losses on the exchange.

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Shareholders may exchange shares by telephone or in writing as follows:

By Telephone:

You may exchange shares by telephone only if the shareholders registered on your account are the same shareholders registered on the account into which you are exchanging.  Exchange requests must be received before 4:00 p.m., Eastern Time to be processed that day.

In Writing:

You may send your exchange request in writing.  Please provide the fund name and account number for each of the funds involved in the exchange and make sure the letter of instruction is signed by all shareholders on the account.

The Trust may modify or terminate the exchange privilege at any time upon 60 days’ prior notice to shareholders.  Investors may have difficulty making exchanges by telephone through brokers or banks during times of drastic market changes.  If you cannot contact your broker or bank by telephone, you should send your request in writing via overnight mail.

Redemption of Shares
The Funds are designed for long-term investors willing to accept the risks associated with a long-term investment. The Funds are not designed for short-term traders whose frequent purchases and redemptions can generate substantial cash flow. These cash flows can unnecessarily disrupt each Fund’s investment program. Short-term traders often redeem when the market is most turbulent, thereby forcing the sale of underlying securities held by a Fund at the worst possible time as far as long-term investors are concerned. Additionally, short-term trading drives up each Fund’s transaction costs measured by both commissions and bid/ask spreads, which are borne by the remaining long-term investors.

The Trust will redeem all or any portion of a shareholder’s shares of a Fund when requested in accordance with the procedures set forth in the “Redemptions” section of the Prospectus. Under the 1940 Act, a shareholder’s right to redeem shares and to receive payment therefore may be suspended at times:

(a)	when the NYSE is closed, other than customary weekend and holiday closings;
(b)	when trading on that exchange is restricted for any reason;
(c)
when an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for the Fund fairly to determine the value of its net assets, provided that applicable rules and regulations of the Securities and Exchange Commission (or any succeeding governmental authority) will govern as to whether the conditions prescribed in (b) or (c) exist; or

(d)	when the SEC by order permits a suspension of the right to redemption or a postponement of the date of payment on redemption.

In case of suspension of the right of redemption, payment of a redemption request will be made based on the net asset value next determined after the termination of the suspension.

Supporting documents in addition to those listed under “Redemptions” in the Fund’s Prospectus will be required from executors, administrators, trustees, or if redemption is requested by someone other than the shareholder of record. Such documents include, but are not restricted to, stock powers, trust instruments, certificates of death, appointments as executor, certificates of corporate authority and waiver of tax required in some states when settling estates.

Institutional Class Shares

Institutional Class shares of the Funds may be purchased through a financial intermediary and are primarily intended for qualified registered investment advisers who buy through a broker-dealer or service agent who has entered into an agreement with the Funds’ Distributor or for investment plans such as “wrap accounts which have entered into an agreement with the Funds’ Distributor. For example, Institutional Class shares may be purchased by financial intermediaries who (i) charge their clients an ongoing fee for advisory, investment, consulting or similar services, or (ii) have entered into an agreement with a Fund’s principal underwriter to offer Institutional shares through their no-load network or platform. Clients of these financial intermediaries may include, but are not limited to, individuals, corporations, endowments, foundations and qualified plans (including tax-deferred retirement plans and profit sharing plans).  Institutional Class shares may also be purchased by other institutional investors subject to a $1 million investment minimum for all accounts.

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Sales Charges and Dealer Reallowance
Class A shares of the Disciplined Fund are retail shares that require that you pay a sales charge when you invest unless you qualify for a reduction or waiver of the sales charge. In addition, Class A share purchases of $1 million and more may be subject to a contingent deferred sales charge.  Class A shares are also subject to a Rule 12b-1 fee of 0.25% of average daily net assets.

If you purchase Class A shares of a Fund you will pay the NAV next determined after your order is received plus a sales charge (shown in percentages below) depending on the amount of your investment. The sales charge does not apply to shares purchased with reinvested dividends. The sales charge is calculated as follows and the dealer reallowance is as shown in the far right column:

Investment Amount	Sales Charge as a % of Offering Price	Sales Charge as % of Net Amount Invested	Dealer Reallowance
Less than $100,000	4.75%	4.99%	4.25%
$100,000 but less than $250,000	3.75%	3.90%	3.50%
$250,000 but less than $500,000	2.75%	2.83%	2.50%
$500,000 but less than $1,000,000	1.75%	1.78%	1.50%
$1,000,000 and above	0.00%	0.00%	0.00%

The Distributor will receive all initial sales charges for the purchase of Class A shares of the Disciplined Fund without a dealer of record.

A selling broker may receive commissions on purchases of Class A shares over $1 million calculated as follows: 1.00% on purchases between $1 million and $3 million, 0.50% on amounts over $3 million but less than $5 million, and 0.25% on amounts over $5 million. The commission rate is determined based on the purchase amount combined with the current market value of existing investments in Class A shares. As shown, investors that purchase $1,000,000 or more of the Disciplined Fund's Class A shares will not pay any initial sales charge on the purchase. However, purchases of $1,000,000 or more of Class A shares may be subject to a contingent deferred sales charge ("CDSC") on shares redeemed during the first 18 months after their purchase in the amount of the commissions paid on the shares redeemed, as described above.

Breakpoints/Volume Discounts and Sales Charge Waivers
Reducing Your Sales Charge. You may be able to reduce the sales charge on Class A shares of the Disciplined Fund based on the combined market value of your accounts. If you believe you are eligible for any of the following reductions or waivers, it is up to you to ask the selling agent or shareholder servicing agent for the reduction and to provide appropriate proof of eligibility.

•	You pay no sales charges on Fund shares you buy with reinvested distributions.

•	You pay a lower sales charge if you are investing an amount over a specific breakpoint level as indicated by the above table.

•	You pay no sales charges on Fund shares you purchase with the proceeds of a redemption of Class A shares within 120 days of the date of the redemption.

•
By signing a Letter of Intent (LOI) prior to purchase, you pay a lower sales charge now in exchange for promising to invest an amount over a specified breakpoint within the next 13 months. Reinvested dividends and capital gains do not count as purchases made during this period. The Transfer Agent will hold in escrow shares equal to approximately 4.75% of the amount you say you intend to buy. If you do not invest the amount specified in the LOI before the expiration date, the Transfer Agent will redeem enough escrowed shares to pay the difference between the reduced sales load you paid and the sales load you should have paid. Otherwise, the Transfer Agent will release the escrowed shares when you have invested the agreed amount. For example, an investor has $50,000 to invest in a Fund, but intends to invest an additional $5,000 per month for the next 13 months for a total of $115,000. Based on the above breakpoint schedule, by signing the LOI, the investor pays a front-end load of 3.75% rather than 4.75%. If the investor fails to meet the intended LOI amount in the 13-month period, however, the Fund will charge the higher sales load retroactively.

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•
Rights of Accumulation (“ROA”) allow you to combine Class A shares you already own in order to reach breakpoint levels and to qualify for sales load discounts on subsequent purchases of Class A shares. The purchase amount used in determining the sales charge on your purchase will be calculated by multiplying the maximum public offering price by the number of Class A shares of the Disciplined Fund already owned and adding the dollar amount of your current purchase. For example, an individual has a $55,000 investment in the Disciplined Fund, which was sold with a 4.75% front-end load. The investor intends to open a second account and purchase $50,000 of the Disciplined Fund. Using ROA, the new $50,000 investment is combined with the existing $55,000 investment to reach the $100,000 breakpoint, and the sales charge on the new investment is 3.75% (rather than the 4.75% for a single transaction amount).

Eligible Accounts. Certain accounts may be aggregated for ROA eligibility, including your current investment in the Disciplined Fund, and previous investments you and members of your primary household group have made in the Fund, provided your investment was subject to a sales charge. (Your primary household group consists of you, your spouse and children under age 21 living at home.) Specifically, the following accounts are eligible to be included in determining the sales charge on your purchase, if a sales charge has been paid on those purchases:

•	Individual or joint accounts held in your name;

•	Trust accounts for which you or a member of your primary household group, individually, is the beneficiary; and

•	Accounts held in the name of you or your spouse’s sole proprietorship or single owner limited liability company or S corporation;

The following accounts are not eligible to be included in determining ROA eligibility;

•	Investments in Class A shares where the sales charge was waived.

Waiving Your Sales Charge. If you fall into any of the following categories, you can buy Class A shares at NAV without a sales charge:

•	Current and retired employees, directors/trustees and officers of:
o	The Trust;
o	The Advisor and its affiliates; and
o	Family members (spouse domestic partner, parnets, grandparents, children, grandchildren and siblings (including step and in-law)) of any of the above.
•	Any trust pension, profit sharing or other benefit plan for current employees, directors/trustees and officers of the Adviser and its affiliates.
•	Current employees of:
o	The Transfer Agent;
o	Broker-dealers, (including their affiliates) who act as selling agents for the Funds/Trust; and
o	Family members (spouse, domestic partner, parents, grandparents, children, grandchildren and siblings (including step and in-law)) of any of the above.

More information regarding the Funds’ sales charges, breakpoint thresholds and waivers is available free of charge on the Funds’ website: www.hatterasfunds.com. Click on “Breakpoints and Sales Loads.”

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Contingent Deferred Sales Charge
A contingent deferred sales charge may be imposed upon redemption of Class A shares, as discussed in detail above under “Sales Charges and Dealer Reallowances”.

TAX STATUS

Each Fund has elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and intends to so qualify, which requires compliance with certain requirements concerning the sources of its income, diversification of its assets, and the amount and timing of its distributions to shareholders. Such qualification does not involve supervision of management or investment practices or policies by any government agency or bureau. By so qualifying, each Fund should not be subject to federal income or excise tax on its investment company taxable income or net capital gain which are distributed to shareholders in accordance with the applicable timing requirements. Investment company taxable income and net capital gain of each Fund will be computed in accordance with Section 852 of the Code.

Each Fund intends to distribute all of its investment company taxable income and any excess of net long-term capital gains over net short-term capital losses in accordance with the timing requirements imposed by the Code and therefore should not be required to pay any federal income or excise taxes. Distributions of investment company taxable income and net capital gain may be made after December 31, the end of each fiscal year. Both types of distributions will be in shares of the Fund unless a shareholder elects to receive cash. Investment company taxable income is generally made up of dividends, interest, net short-term capital gains, and other investment income, but excluding net capital gain, less expenses. Net capital gain for a fiscal year is computed as the excess, if any, of net long-term capital gains over net short-term capital losses, and by taking into account any capital loss carryover of the Fund.

Investment company taxable income generally consists of interest, dividends, short-term capital gains and net gains from foreign currency transactions, less expenses. Net capital gain is the excess of net long-term gain from a Fund’s sales or exchanges of capital assets over the net short-term losses from such sales or exchanges, including any capital loss carryforward of the Fund. The Fund may elect to defer certain losses for tax purposes. As a new fund, the Fund has no capital loss carryforward and has not deferred any losses.

To be treated as a regulated investment company under Subchapter M of the code, a Fund must also (a) derive at least 90% of its gross income from dividends, interest, payments with respect to disposition of securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to the business of investing in such securities or currencies, and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of the Fund’s assets is represented by cash, U.S. government securities and securities of other regulated investment companies, and other securities (for purposes of this calculation, generally limited in respect of any one issuer, to an amount not greater than 5% of the market value of the Fund’s assets and 10% of the outstanding voting securities of such issuer) and (ii) not more than 25% of the value of its assets is invested in the securities of (other than U.S. government securities or the securities of other regulated investment companies) any one issuer, two or more issuers which the Fund controls and which are determined to be engaged in the same or similar trades or businesses, or the securities of certain publicly traded partnerships.

If a Fund fails to qualify as a regulated investment company under Subchapter M in any fiscal year, it will be treated as a corporation for federal income tax purposes. As such the Fund would be required to pay income taxes on its net investment income and net realized capital gains, if any, at the rates generally applicable to corporations. Shareholders of the Fund generally would not be liable for income tax on the Fund’s investment company taxable income or net realized capital gains in their individual capacities. Distributions to shareholders, whether from the Fund’s net investment income or net realized capital gains, would be treated as taxable dividends to the extent of current or accumulated earnings and profits of the Fund.

Each Fund is subject to a 4% nondeductible excise tax on certain undistributed amounts of ordinary income and capital gain under a prescribed formula contained in Section 4982 of the Code. The formula requires payment to shareholders during a calendar year of distributions representing at least 98% of the Fund’s ordinary income for the calendar year and at least 98.2% of its capital gain net income (i.e., the excess of its capital gains over capital losses) realized during the one-year period ending October 31 during such year plus 100% of any income that was neither distributed nor taxed to the Fund during the preceding calendar year. Under ordinary circumstances, the Fund expects to time its distributions so as to avoid liability for this tax.

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The following discussion of tax consequences is for the general information of shareholders that are subject to tax. Shareholders that are IRAs or other qualified retirement plans are generally exempt from income taxation under the Code with respect to an investment in a regulated investment company if they have not funded such investment with borrowed funds.

Distributions of investment company taxable income are taxable to shareholders as ordinary income or, under current law, as qualified dividend income.

Distributions of net capital gain (“capital gain dividends”) are taxable to shareholders as long-term capital gain, regardless of the length of time the shares of the Fund have been held by such shareholders.

Redemption of Fund shares by a shareholder will result in the recognition of taxable gain or loss in an amount equal to the difference between the amount realized and the shareholder’s tax basis in Fund shares. Such gain or loss is treated as a capital gain or loss if the shares are held as capital assets. However, any loss realized upon the redemption of shares within six months from the date of their purchase will be treated as a long-term capital loss to the extent of any amounts treated as capital gain dividends during such six-month period. All or a portion of any loss realized upon the redemption of shares may be disallowed to the extent shares are purchased (including shares acquired by means of reinvested dividends) within 30 days before or after such redemption.

Distributions of investment company taxable income and net capital gain will be taxable as described above, whether received in additional cash or shares. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of a share on the reinvestment date.

All distributions of investment company taxable income and net capital gain, whether received in shares or in cash, must be reported by each taxable shareholder on his or her federal income tax return. Dividends or distributions declared in October, November or December as of a record date in such a month, if any, will be deemed to have been received by shareholders on December 31, if paid during January of the following year. Redemptions of shares may result in tax consequences (gain or loss) to the shareholder and are also subject to the reporting requirements described below.

Under the Code, each Fund will be required to report to the Internal Revenue Service (“IRS”) all distributions of taxable income and capital gains as well as gross proceeds from the redemption or exchange of Fund shares, except in the case of certain exempt shareholders. Under the backup withholding provisions of Section 3406 of the Code, distributions of taxable investment company taxable income and net capital gain and proceeds from the redemption or exchange of the shares of a regulated investment company may be subject to withholding of federal income tax in the case of non-exempt shareholders who fail to furnish the investment company with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law, or if the Fund is notified by the IRS or a broker that withholding is required due to an incorrect tax identification number or a previous failure to report taxable interest or dividends. If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld.

Shareholders of the Funds may be subject to state and local taxes on distributions received from a Fund and on redemptions of Fund shares.

A brief explanation of the form and character of the distribution accompany each distribution. In January of each year the Funds issue to each shareholder a statement of the federal income tax status of all distributions.

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The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. Persons (i.e., U.S. citizens and residents and U.S. corporations, partnerships, trusts and estates). Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of the Fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30% (or a lower rate under an applicable income tax treaty) on dividend income received by a shareholder.

Shareholders should consult their tax advisors about the application of federal, state and local and foreign tax law in light of their particular situation.

ANTI-MONEY LAUNDERING PROGRAM

The Trust has established an Anti-Money Laundering Compliance Program (the “Program”) as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (“USA PATRIOT Act”). To ensure compliance with this law, the Trust’s Program provides for the development of internal practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program and an independent audit function to determine the effectiveness of the Program.

Procedures to implement the Program include, but are not limited to, determining that the Fund’s distributor and transfer agent have established proper anti-money laundering procedures, reporting suspicious and/or fraudulent activity, checking shareholder names against designated government lists, including Office of Foreign Asset Control (“OFAC”), and a complete and thorough review of all new opening account applications. The Trust will not transact business with any person or entity whose identity cannot be adequately verified under the provisions of the USA PATRIOT Act.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Funds have selected [    ], as its independent registered public accounting firm.

LEGAL COUNSEL

Drinker Biddle & Reath LLP (“Drinker”), One Logan Square, Suite 2000, Philadelphia, PA 19103 is counsel to the Funds and provides counsel on legal matters relating to the Funds.

Cipperman & Company LLC (“Cipperman”), 500 E. Swedesford Road, Suite 104, Wayne, PA 19087 is counsel to the Independent Trustees.

FINANCIAL STATEMENTS

The Funds had not yet commenced operations as of the date of this SAI.

Table of Contents - SAI
30

HCIM TRUST

PART C
OTHER INFORMATION

Item 28.  EXHIBITS.

(a)	Articles of Incorporation

(i)	Agreement and Declaration of Trust dated May 13, 2013 – filed herewith.

(ii)	Certificate of Trust dated May 13, 2013 – filed herewith.

(b)	By-Laws dated May 10, 2013 – filed herewith.

(c)	Instruments Defining Rights of Security Holders are incorporated by reference into the Agreement and Declaration of Trust and By-Laws.

(d)	Investment Advisory Agreements

(i)	Investment Advisory Agreement – to be filed by subsequent amendment.

(ii)	Investment Sub-Advisory Agreement – to be filed by subsequent amendment.

(e)	Distribution Agreements

(i)	Distribution Agreement – to be filed by subsequent amendment.

(ii)	Sub-Distribution Agreement – to be filed by subsequent amendment.

(f)	Bonus or Profit Sharing Contracts - Not applicable.

(g)	Custodian Agreement – to be filed by subsequent amendment.

(h)	Other Material Contracts

(i)	Transfer Agent Servicing Agreement - to be filed by subsequent amendment.

(ii)	Fund Administration Servicing Agreement - to be filed by subsequent amendment.

(iii)	Fund Accounting Services Agreement - to be filed by subsequent amendment.

(iv)	Powers of Attorney - to be filed by subsequent amendment.

(i)	Legal Opinion and Consent – to be filed by subsequent amendment

(j)	Consent of Independent Registered Public Accounting Firm – to be filed by subsequent amendment.

(k)	Omitted Financial Statements – not applicable.

(l)	Initial Capital Agreement - to be filed by subsequent amendment.

(m)	Rule 12b-1 Plan - to be filed by subsequent amendment.

(n)	Rule 18f-3 Plan - to be filed by subsequent amendment.

(o)	Reserved.

(p)	Codes of Ethics - to be filed by subsequent amendment.

Item 29.  Persons Controlled by or Under Common Control with Registrant.

No person is directly or indirectly controlled by or under common control with the Registrant.

Item 30.  Indemnification.

        Section 3817 of Title 12 of the Delaware Code authorizes a statutory trust to indemnify and hold harmless any trustee or beneficial owner or other person from and against any and all claims and demands whatsoever, subject to such standards and instruments, if any, as are set forth in the governing instrument of the statutory trust.

Reference is made to Article VIII of the Registrant’s Agreement and Declaration of Trust.

        Pursuant to Rule 484 under the Securities Act of 1933, as amended (the “Securities Act”), the Registrant furnishes the following undertaking:  “Insofar as indemnification for liability arising under the Securities Act may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission (“SEC”) such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.”

The Trust’s various agreements with its service providers provide for indemnification.

Item 31.  Business and Other Connections of the Investment Advisor.

       With respect to the Advisor, the response to this Item will be incorporated by reference to the Advisor’s Uniform Application for Investment Adviser Registration (Form ADV) on file with the SEC (File No. 801-68363) dated March 28, 2013. With respect to the Sub-Advisor, the response to this Item will be incorporated by reference to the Advisor’s Uniform Application for Investment Adviser Registration (Form ADV) on file with the SEC (File No. 801-72500) dated April 22, 2013.   Each Form ADV may be obtained, free of charge, at the SEC’s website at www.adviserinfo.sec.gov.

Item 32.  Principal Underwriter.

(a)	Hatteras Capital Distributors, LLC, the Registrant’s principal underwriter, also acts as principal underwriter for the following investment companies:

Hatteras Core Alternatives 3c1 Fund, LP	Hatteras Global Private Equity Partners Institutional, LLC
Hatteras Core Alternatives Offshore Fund, Ltd.	Hatteras GPEP Fund, L.P.
Hatteras Core Alternatives Fund, L.P.	Hatteras GPEP Fund II, LLC
Hatteras Core Alternatives TEI Fund, L.P.	Hatteras Late Stage VC Fund I, L.P.
Hatteras Core Alternatives Institutional Fund, L.P.	Hatteras VC Co-Investment Fund II, LLC
Hatteras Core Alternatives TEI Institutional Fund, L.P.	Hatteras Alternative Mutual Funds Trust

(b)	To the best of Registrant’s knowledge, the directors and executive officers of Hatteras Capital Distributors, LLC are as follows:

Name and Principal Business Address	Position and Offices with Hatteras Capital Distributors, LLC	Positions and Offices with Registrant
David B. Perkins	Chief Executive Officer	Trustee and President
Robert L. Worthington	President	None
J. Michael Fields	Chief Operating Officer	Secretary
R. Lance Baker	Chief Financial Officer	Treasurer
Andrew P. Chica	Chief Compliance Officer	Chief Compliance Officer

(c)           Not Applicable.

Item 33.  Location of Accounts and Records.

The books and records required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended (the “1940 Act”), are maintained at the following locations:

Records Relating to:	Are located at:
Registrant’s Transfer Agent, Fund Administrator and Fund Accountant	U.S. Bancorp Fund Services, LLC 615 East Michigan Street Milwaukee, WI 53202
Registrant’s Custodian	U.S. Bank National Association Custody Operations 1555 North River Center Drive, Suite 302 Milwaukee, WI 53212
Registrant’s Investment Advisor	Hatteras Capital Investment Management, LLC 8540 Colonnade Center Drive, Suite 401 Raleigh, NC 27615
Registrant’s Investment Sub-Advisor	Acertus Capital Management, LLC 465 South Street, Suite 304 Morristown, NJ 07960
Registrant’s Distributors	Hatteras Capital Distributors, LLC 8540 Colonnade Center Drive, Suite 401 Raleigh, NC 27615

Item 34.  Management Services Not Discussed in Parts A and B.

Not Applicable.

Item 35.  Undertakings.

        The Registrant hereby undertakes to furnish each person to whom a Prospectus for one or more of the series of the Registrant is delivered with a copy of the relevant latest annual report to shareholders, upon request and without charge.

SIGNATURES

        Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Registration Statement on Form N-1A to be signed below on its behalf by the undersigned, duly authorized, in the City of Raleigh and the State of North Carolina, on July 18, 2013.

HCIM Trust

By: /s/ David B. Perkins
       David B. Perkins
       Sole Trustee

        Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date

/s/ David B. Perkins	Sole Trustee	July 18, 2013
David B. Perkins

EXHIBIT INDEX

Exhibit	Exhibit No.
Agreement and Declaration of Trust	EX.99.a.i
Certificate of Trust	EX.99.a.ii
By-Laws	EX.99.b